File No. 333-142084
                                                              File No. 811-21104
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
        Pre-Effective Amendment No.                               [ ]
                                    ----------
        Post-Effective Amendment No.    3                         [X]
                                    ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                                    Amendment No.   16            [X]
                                                 ----------

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT A
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

                      Amy J. Lee, Associate General Counsel
      First Security Benefit Life Insurance and Annuity Company of New York
                One Security Benefit Place, Topeka, KS 66636-0001
                     (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485
[X]    on May 1, 2010, pursuant to paragraph (b) of Rule 485
[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]    on May 1, 2010, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.


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                                    [LOGO] First Security Benefit Life Insurance
                                                 and Annuity Company of New York


PROSPECTUS                                 May 1, 2010


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ELITEDESIGNS(R) VARIABLE ANNUITY
--------------------------------------------------------------------------------

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

V7013                                                    32-70131-00  2009/05/01

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                        ELITEDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                ISSUED BY:                           MAILING ADDRESS:
       FIRST SECURITY BENEFIT LIFE        FIRST SECURITY BENEFIT LIFE INSURANCE
          INSURANCE AND ANNUITY              AND ANNUITY COMPANY OF NEW YORK
          COMPANY OF NEW YORK             P.O. BOX 750497
       800 WESTCHESTER AVE.,              TOPEKA, KANSAS 66675-0497
          SUITE 641 N                     1-800-888-2461
       RYE BROOK, NY 10573
       1-800-350-4570

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      This Prospectus describes the EliteDesigns Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o     Direxion Dynamic VP HY Bond

o     Dreyfus VIF International Value

o     Federated Fund for U.S. Government Securities II

o     Federated High Income Bond II

o     Fidelity(R) VIP Contrafund(R)

o     Fidelity(R) VIP Growth Opportunities

o     Fidelity(R) VIP Index 500

o     Fidelity(R) VIP Investment-Grade Bond

o     Franklin Small-Mid Cap Growth Securities

o     Invesco V.I. Capital Appreciation(1)

o     Invesco V.I. International Growth(1)

o     Invesco V.I. Mid Cap Core Equity(1)

o     Neuberger Berman AMT Guardian

o     Neuberger Berman AMT Partners

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT Global Bond (Unhedged)

o     PIMCO VIT High Yield

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     PIMCO VIT Total Return

o     Rydex VT Banking

o     Rydex VT Basic Materials

o     Rydex VT Biotechnology

o     Rydex VT Commodities Strategy

o     Rydex VT Consumer Products

o     Rydex VT Dow 2x Strategy

o     Rydex VT Electronics

o     Rydex VT Energy

o     Rydex VT Energy Services

o     Rydex VT Europe 1.25x Strategy

o     Rydex VT Financial Services

o     Rydex VT Government Long Bond 1.2x Strategy

o     Rydex VT Health Care

o     Rydex VT Internet

o     Rydex VT Inverse Dow 2x Strategy

o     Rydex VT Inverse Government Long Bond Strategy

o     Rydex VT Inverse Mid-Cap Strategy

o     Rydex VT Inverse NASDAQ-100(R) Strategy

o     Rydex VT Inverse Russell 2000(R) Strategy

o     Rydex VT Inverse S&P 500 Strategy

o     Rydex VT Japan 2x Strategy

o     Rydex VT Leisure

o     Rydex VT Mid Cap 1.5x Strategy

o     Rydex VT NASDAQ-100(R)

o     Rydex VT NASDAQ-100(R) 2x Strategy

o     Rydex VT Nova

o     Rydex VT Precious Metals

o     Rydex VT Real Estate

o     Rydex VT Retailing

o     Rydex VT Russell 2000(R) 1.5x Strategy

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      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY AT 1-800-888-2461.

      EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2010
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                   Protected by U.S. Patent No. 7,251,623 B1.
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V7013                                                    32-70131-00  2009/05/01

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o     Rydex VT Russell 2000(R) 2x Strategy

o     Rydex VT S&P 500 2x Strategy

o     Rydex VT S&P 500 Pure Growth

o     Rydex VT S&P 500 Pure Value

o     Rydex VT S&P MidCap 400 Pure Growth

o     Rydex VT S&P MidCap 400 Pure Value

o     Rydex VT S&P SmallCap 600 Pure Growth

o     Rydex VT S&P SmallCap 600 Pure Value

o     Rydex VT Strengthening Dollar 2x Strategy

o     Rydex VT Technology

o     Rydex VT Telecommunications

o     Rydex VT Transportation

o     Rydex VT U.S. Government Money Market

o     Rydex VT Utilities

o     Rydex VT Weakening Dollar 2x Strategy

o     Rydex | SGI VT All Cap Value(2)

o     Rydex | SGI VT All-Asset Aggressive Strategy(2)
         (formerly Rydex VT Essential Portfolio Aggressive)

o     Rydex | SGI VT All-Asset Conservative Strategy(2)
         (formerly Rydex VT Essential Portfolio Conservative)

o     Rydex | SGI VT All-Asset Moderate Strategy(2)
         (formerly Rydex VT Essential Portfolio Moderate)

o     Rydex | SGI VT All-Cap Opportunity(2)

o     Rydex | SGI VT Alternative Strategies Allocation

o     Rydex | SGI VT CLS AdvisorOne Amerigo(2)

o     Rydex | SGI VT CLS AdvisorOne Clermont(2)

o     Rydex | SGI VT CLS AdvisorOne Select Allocation(2)
         (formerly RVT CLS AdvisorOne Berolina)

o     Rydex | SGI VT Global(2)

o     Rydex | SGI VT International Opportunity(2)

o     Rydex | SGI VT Large Cap Value(2)

o     Rydex | SGI VT Managed Futures Strategy(2)

o     Rydex | SGI VT Mid Cap Growth(2)

o     Rydex | SGI VT Mid Cap Value(2)

o     Rydex | SGI VT Multi-Hedge Strategies(2)

o     Rydex | SGI VT Small Cap Value(2)

o     Templeton Developing Markets Securities

o     Templeton Foreign Securities

o     Van Kampen LIT Government

o     Wells Fargo Advantage VT Opportunity

(1)   Prior to May 1, 2010, the Invesco V.I. funds ere called the AIM V.I.
      funds.

(2) Effective May 1, 2010, the SBL Fund and its respective series will be marketed with the name "Rydex | SGI." Although SBL Fund's legal name will not change, it and its series will be marketed with the name Rydex | SGI. In addition, certain of the Rydex Variable Trust series will be marketed with the name Rydex | SGI.

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2010, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 49 of this Prospectus.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.


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                                        2

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                                TABLE OF CONTENTS


                                                                           Page
DEFINITIONS .............................................................     4
SUMMARY .................................................................     5
   Purpose of the Contract ..............................................     5
   Selection of Withdrawal Charge Schedule ..............................     5
   The Separate Account and the Funds ...................................     5
   Purchase Payments ....................................................     6
   Contract Benefits ....................................................     6
   Optional Riders ......................................................     6
   Free-Look Right ......................................................     7
   Charges and Deductions ...............................................     7
   Tax-Free Exchanges ...................................................     8
   Contacting the Company ...............................................     8
EXPENSE TABLES ..........................................................     9
   Contract Owner Transaction Expenses ..................................     9
   Periodic Expenses ....................................................     9
   Optional Rider Expenses ..............................................     9
   Example ..............................................................    10
CONDENSED FINANCIAL INFORMATION .........................................    11
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS ......    16
   First Security Benefit Life Insurance and Annuity Company of
      New York ..........................................................    16
   Purchase Transaction and Demutualization .............................    16
   Published Ratings ....................................................    16
   Separate Account .....................................................    17
   Underlying Funds .....................................................    17
THE CONTRACT ............................................................    18
   General ..............................................................    18
   Important Information About Your Benefits Under the Contract .........    19
   Application for a Contract ...........................................    19
   Optional Riders ......................................................    20
   Return of Premium Death Benefit ......................................    20
   Extra Credit .........................................................    20
   Purchase Payments ....................................................    21
   Allocation of Purchase Payments ......................................    22
   Dollar Cost Averaging Option .........................................    22
   Asset Reallocation Option ............................................    23
   Transfers of Contract Value ..........................................    23
   Contract Value .......................................................    26
   Determination of Contract Value ......................................    26
   Cut-Off Times ........................................................    27
   Full and Partial Withdrawals .........................................    28
   Systematic Withdrawals ...............................................    29
   Free-Look Right ......................................................    29
   Death Benefit ........................................................    29
   Distribution Requirements ............................................    30
   Death of the Annuitant ...............................................    30

                                                                           Page
CHARGES AND DEDUCTIONS ..................................................    30
   Contingent Deferred Sales Charge .....................................    30
   Mortality and Expense Risk Charge ....................................    31
   Administration Charge ................................................    32
   Premium Tax Charge ...................................................    32
   Other Charges ........................................................    32
   Variations in Charges ................................................    32
   Optional Rider Charges ...............................................    32
   Guarantee of Certain Charges .........................................    32
   Underlying Fund Expenses .............................................    32
ANNUITY PERIOD ..........................................................    32
   General ..............................................................    32
   Annuity Options ......................................................    33
   Selection of an Option ...............................................    35
MORE ABOUT THE CONTRACT .................................................    35
   Ownership ............................................................    35
   Designation and Change of Beneficiary ................................    35
   Dividends ............................................................    35
   Payments from the Separate Account ...................................    35
   Proof of Age and Survival ............................................    36
   Misstatements ........................................................    36
   Restrictions on Withdrawals from Qualified Plans .....................    36
FEDERAL TAX MATTERS .....................................................    37
   Introduction .........................................................    37
   Tax Status of the Company and the Separate Account ...................    37
   Income Taxation of Annuities in General--Non-Qualified Plans .........    38
   Additional Considerations ............................................    38
   Qualified Plans ......................................................    39
   Other Tax Considerations .............................................    43
OTHER INFORMATION .......................................................    43
   Investment Advisory Fees .............................................    43
   Voting of Underlying Fund Shares .....................................    43
   Substitution of Investments ..........................................    44
   Changes to Comply with Law and Amendments ............................    44
   Reports to Owners ....................................................    44
   Electronic Privileges ................................................    45
   Legal Proceedings ....................................................    45
   Sale of the Contract .................................................    45
PERFORMANCE INFORMATION .................................................    46
ADDITIONAL INFORMATION ..................................................    47
   Registration Statement ...............................................    47
   Financial Statements .................................................    47
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION ...............    47
OBJECTIVES FOR UNDERLYING FUNDS .........................................    48


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THIS CONTRACT IS AVAILABLE ONLY IN NEW YORK. YOU SHOULD NOT CONSIDER THIS
PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

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                                        3

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DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADMINISTRATIVE OFFICE -- First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

      ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 6.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      CONTRACT -- The flexible purchase payment deferred variable annuity contract described in this Prospectus.

      CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT VALUE -- The total value of your Contract as of any Valuation
Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      PARTICIPANT -- A Participant under a Qualified Plan.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

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                                        4

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SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

PURPOSE OF THE CONTRACT -- The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

SELECTION OF WITHDRAWAL CHARGE SCHEDULE -- When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") or a mortality and expense risk charge will depend on the schedule that you select.

o Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule, although a mortality and expense risk charge may apply during the Annuity Period.

o Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount's average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

      PLEASE TALK TO YOUR SALES REPRESENTATIVE ABOUT WHICH WITHDRAWAL CHARGE SCHEDULE MAY BE MOST APPROPRIATE FOR YOU, TAKING INTO ACCOUNT FACTORS SUCH AS YOUR INVESTMENT TIME HORIZON, LIQUIDITY NEEDS, AND HOW YOU INTEND TO USE THE CONTRACT. YOU MAY NOT CHANGE THE WITHDRAWAL CHARGE SCHEDULE AFTER THE CONTRACT HAS BEEN ISSUED.

      If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see "Purchase Payments" for more information about our process for handling incomplete applications.

================================================================================

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the contract are as follows(1):


o     Direxion Dynamic VP HY Bond

o     Dreyfus VIF International Value

o     Federated Fund for U.S. Government Securities II

o     Federated High Income Bond II

o     Fidelity(R) VIP Contrafund(R)

o     Fidelity(R) VIP Growth Opportunities

o     Fidelity(R) VIP Index 500

o     Fidelity(R) VIP Investment-Grade Bond

o     Franklin Small-Mid Cap Growth Securities

o     Invesco V.I. Capital Appreciation(1)

o     Invesco V.I. International Growth(1)

o     Invesco V.I. Mid Cap Core Equity(1)

o     Neuberger Berman AMT Guardian

o     Neuberger Berman AMT Partners

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT Global Bond (Unhedged)

o     PIMCO VIT High Yield

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     PIMCO VIT Total Return

o     Rydex VT Banking

o     Rydex VT Basic Materials

o     Rydex VT Biotechnology

o     Rydex VT Commodities Strategy

o     Rydex VT Consumer Products

o     Rydex VT Dow 2x Strategy

o     Rydex VT Electronics

o     Rydex VT Energy

o     Rydex VT Energy Services

o     Rydex VT Europe 1.25x Strategy

o     Rydex VT Financial Services

o     Rydex VT Government Long Bond 1.2x Strategy

o     Rydex VT Health Care

o     Rydex VT Internet

o     Rydex VT Inverse Dow 2x Strategy

o     Rydex VT Inverse Government Long Bond Strategy

o     Rydex VT Inverse Mid-Cap Strategy

o     Rydex VT Inverse NASDAQ-100(R) Strategy

o     Rydex VT Inverse Russell 2000(R) Strategy

o     Rydex VT Inverse S&P 500 Strategy

o     Rydex VT Japan 2x Strategy

o     Rydex VT Leisure

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                                       5

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o     Rydex VT Mid Cap 1.5x Strategy

o     Rydex VT NASDAQ-100(R)

o     Rydex VT NASDAQ-100(R) 2x Strategy

o     Rydex VT Nova

o     Rydex VT Precious Metals

o     Rydex VT Real Estate

o     Rydex VT Retailing

o     Rydex VT Russell 2000(R) 1.5x Strategy

o     Rydex VT Russell 2000(R) 2x Strategy

o     Rydex VT S&P 500 2x Strategy

o     Rydex VT S&P 500 Pure Growth

o     Rydex VT S&P 500 Pure Value

o     Rydex VT S&P MidCap 400 Pure Growth

o     Rydex VT S&P MidCap 400 Pure Value

o     Rydex VT S&P SmallCap 600 Pure Growth

o     Rydex VT S&P SmallCap 600 Pure Value

o     Rydex VT Strengthening Dollar 2x Strategy

o     Rydex VT Technology

o     Rydex VT Telecommunications

o     Rydex VT Transportation

o     Rydex VT U.S. Government Money Market

o     Rydex VT Utilities

o     Rydex VT Weakening Dollar 2x Strategy

o     Rydex | SGI VT All Cap Value(2)

o     Rydex | SGI VT All-Asset Aggressive Strategy(2)
         (formerly Rydex VT Essential Portfolio Aggressive)

o     Rydex | SGI VT All-Asset Conservative Strategy(2)
         (formerly Rydex VT Essential Portfolio Conservative)

o     Rydex | SGI VT All-Asset Moderate Strategy(2)
         (formerly Rydex VT Essential Portfolio Moderate)

o     Rydex | SGI VT All-Cap Opportunity(2)

o     Rydex | SGI VT Alternative Strategies Allocation

o     Rydex | SGI VT CLS AdvisorOne Amerigo(2)

o     Rydex | SGI VT CLS AdvisorOne Clermont(2)

o     Rydex | SGI VT CLS AdvisorOne Select Allocation(2)
         (formerly RVT CLS AdvisorOne Berolina)

o     Rydex | SGI VT Global(2)

o     Rydex | SGI VT International Opportunity(2)

o     Rydex | SGI VT Large Cap Value(2)

o     Rydex | SGI VT Managed Futures Strategy(2)

o     Rydex | SGI VT Mid Cap Growth(2)

o     Rydex | SGI VT Mid Cap Value(2)

o     Rydex | SGI VT Multi-Hedge Strategies(2)

o     Rydex | SGI VT Small Cap Value(2)

o     Templeton Developing Markets Securities

o     Templeton Foreign Securities

o     Van Kampen LIT Government

o     Wells Fargo Advantage VT Opportunity

(1)   Prior to May 1, 2010, the Invesco V.I. funds ere called the AIM V.I.
      funds.

(2) Effective May 1, 2010, the SBL Fund and its respective series will be marketed with the name "Rydex | SGI." Although SBL Fund's legal name will not change, it and its series will be marketed with the name Rydex | SGI. In addition, certain of the Rydex Variable Trust series will be marketed with the name Rydex | SGI.


      You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

================================================================================

PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders:

o     Return of Premium Death Benefit;*

o     Extra Credit at 3%.

*     Provides a death benefit.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under "Optional Riders."

      The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See "Optional Rider Charges."

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

--------------------------------------------------------------------------------
                                        6

--------------------------------------------------------------------------------

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under "Mortality and Expense Risk Charge" below.

      If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.

      Each Purchase Payment is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):

             -------------------------------------------------------
                   0-YEAR SCHEDULE             5-YEAR SCHEDULE
             -------------------------------------------------------
                PURCHASE                    PURCHASE
              PAYMENT AGE    WITHDRAWAL   PAYMENT AGE   WITHDRAWAL
               (IN YEARS)      CHARGE      (IN YEARS)     CHARGE
             -------------------------------------------------------
               0 and over        0%            1            5%
                                               2            4%
                                               3            3%
                                               4            2%
                                               5            1%
                                           6 and over       0%
             -------------------------------------------------------

      The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0-year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount's average daily net assets:

             -----------------------------------------------------
                    WITHDRAWAL             ANNUAL MORTALITY AND
                  CHARGE SCHEDULE           EXPENSE RISK CHARGE
             -----------------------------------------------------
                  5-Year Schedule                   None
                  0-Year Schedule                  0.20%
             -----------------------------------------------------

      We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge."

      OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

--------------------------------------------------------------------------------
                                        7

--------------------------------------------------------------------------------

      The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See "Optional Rider Charges" for more information, including the specific charge applicable to each optional rider.

      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The charge for each of the Subaccounts currently offered through this prospectus is 0.25% annually, and the Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See "Administration Charge."

      PREMIUM TAX CHARGE. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See "Premium Tax Charge."

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract. IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

      The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

--------------------------------------------------------------------------------
                                        8

--------------------------------------------------------------------------------

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

----------------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                               None
----------------------------------------------------------------------------------------------------------------
   Deferred Sales Charge                                                                          5%
   (as a percentage of amount withdrawn attributable to Purchase Payments)(1)
----------------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                   None
----------------------------------------------------------------------------------------------------------------

PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.

----------------------------------------------------------------------------------------------------------------
   Separate Account Annual Expenses                                                       5-YEAR     0-YEAR
   (as a percentage of average Subaccount daily net assets)                              SCHEDULE   SCHEDULE
----------------------------------------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge(2)                                           0.00%      0.20%
----------------------------------------------------------------------------------------------------------------
     Annual Administration Charge(3)                                                       0.25%      0.25%
----------------------------------------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders(4)                                          0.50%      0.50%
----------------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                                                0.75%      0.95%
----------------------------------------------------------------------------------------------------------------

(1) You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge; if you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under "Mortality and Expense Risk Charge."

(3) The amount of this charge may differ for Subaccounts that the Company adds in the future.

(4) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The "Maximum Annual Charge for Optional Riders" assumes that you purchase all available riders for a combined cost of 0.50% annually.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

----------------------------------------------------------------------------------------------------------------
                                                                                                       ANNUAL
                                                                                          RATE(1)   RIDER CHARGE
----------------------------------------------------------------------------------------------------------------
Return of Premium Death Benefit                                                             --        0.10%
----------------------------------------------------------------------------------------------------------------
Extra Credit Rider(2)                                                                        3%       0.40%
----------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Credit Enhancement rate for the Extra Credit Rider.

(2) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        9

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


--------------------------------------------------------------------------------
                                                       MINIMUM       MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund
Operating Expenses(1)                                   0.35%         4.07%
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2009, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2009.

      Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table
--------------------------------------------------------------------------------


EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                                  5-YEAR CDSC SCHEDULE
                                           -------------------------------------
                                              1        3        5        10
                                            YEAR     YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time period                  $933    $1,721   $2,512   $4,864
--------------------------------------------------------------------------------
If you do not surrender
or you annuitize your
Contract                                     482     1,450    2,421    4,864
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    0-YEAR CDSC SCHEDULE
                                           -------------------------------------
                                              1        3        5        10
                                            YEAR     YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time period                  $502    $1,506   $2,509   $5,015
--------------------------------------------------------------------------------
If you do not surrender
or you annuitize your
Contract                                     502     1,506    2,509    5,015
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.


------------------------------------------------------------------------------------------------------------------------------------
                                                      0-YEAR                                   5-YEAR
SUBACCOUNT                                   YEAR      CDSC                                     CDSC
------------------------------------------------------------------------------------------------------------------------------------
                                                                             ACCUMULATION                             ACCUMULATION
                                                                                 UNITS                                    UNITS
                                                     START OF     END OF    OUTSTANDING AT    START OF     END OF    OUTSTANDING AT
                                                      PERIOD      PERIOD     END OF PERIOD     PERIOD      PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond                  2009    $   8.17    $  8.67            84,619    $   8.21    $  8.72                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        9.40       8.17            95,344        9.42       8.21                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.40                 0       10.00       9.42                 0
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value              2009        6.07       7.66                 0        6.10       7.71                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.05       6.07                 0       10.07       6.10                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.05                 0       10.00      10.07                 0
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.                      2009       10.34      10.51                 0       10.38      10.57                 0
Government Securities II                     ---------------------------------------------------------------------------------------
                                             2008       10.26      10.34                 0       10.28      10.38                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.26                 0       10.00      10.28                 0
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II                2009        7.08      10.43               701        7.11      10.49                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        9.92       7.08               311        9.94       7.11                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.92                 0       10.00       9.94                 0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)                2009        6.18       8.08                 0        6.20       8.13                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       11.15       6.18                 0       11.18       6.20                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      11.15                 0       10.00      11.18                 0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities         2009        4.99       7.01                 0        5.01       7.05                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       11.50       4.99                 0       11.53       5.01                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      11.50                 0       10.00      11.53                 0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500                    2009        6.11       7.46                 0        6.14       7.50                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.07       6.11                 0       10.09       6.14                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.07                 0       10.00      10.09                 0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment-Grade Bond        2009        9.38      10.46               500        9.42      10.52                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.06       9.38               236       10.08       9.42                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.06                 0       10.00      10.08                 0
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth                2009       10.38      14.40                 0       10.38      14.43                 0
Securities(a)                                ---------------------------------------------------------------------------------------
                                             2008       10.00      10.38                 0       10.00      10.38                 0
                                             ---------------------------------------------------------------------------------------
                                             2007          --         --                --          --         --                --
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation(b)         2009        5.93       6.94                 0        5.96       6.98                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.68       5.93                 0       10.70       5.96                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.68                 0       10.00      10.70                 0
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth(b)         2009        6.39       8.33                 0        6.42       8.38                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       11.13       6.39                 0       11.15       6.42                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      11.13                 0       10.00      11.15                 0
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity(b)          2009        7.20       9.03                 0        7.22       9.08                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.44       7.20                 0       10.46       7.22                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.44                 0       10.00      10.46                 0
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian                2009        6.18       7.75                 0        6.21       7.79                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.20       6.18                 0       10.22       6.21                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.20                 0       10.00      10.22                 0
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners                2009        4.92       7.42                 0        4.94       7.47                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.70       4.92                 0       10.72       4.94                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.70                 0       10.00      10.72                 0
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap            2009        5.59       7.39                 0        5.61       7.44                 0
Fund(R)/VA                                   ---------------------------------------------------------------------------------------
                                             2008        9.33       5.59                 0        9.35       5.61                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.33                 0       10.00       9.35                 0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond (Unhedged)(a)          2009       10.58      11.93                 0       10.59      11.96                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.00      10.58                 0       10.00      10.59                 0
                                             ---------------------------------------------------------------------------------------
                                             2007          --         --                --          --         --                --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      0-YEAR                                   5-YEAR
SUBACCOUNT                                   YEAR      CDSC                                     CDSC
------------------------------------------------------------------------------------------------------------------------------------
                                                                             ACCUMULATION                             ACCUMULATION
                                                                                 UNITS                                    UNITS
                                                     START OF     END OF    OUTSTANDING AT    START OF     END OF    OUTSTANDING AT
                                                      PERIOD      PERIOD     END OF PERIOD     PERIOD      PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield(a)                      2009        9.90      13.40                 0        9.90      13.43                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.00       9.90                 0       10.00       9.90                 0
                                             ---------------------------------------------------------------------------------------
                                             2007          --         --                --          --         --                --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration                       2009        9.98      10.93                 0       10.02      10.99                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.38       9.98                 0       10.40      10.02                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.38                 0       10.00      10.40                 0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return                        2009        9.69      11.08                 0        9.73      11.15                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.79       9.69                 0       10.81       9.73                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.79                 0       10.00      10.81                 0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return                       2009       10.66      11.74               526       10.70      11.81            18,498
                                             ---------------------------------------------------------------------------------------
                                             2008       10.53      10.66               283       10.55      10.70             6,469
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.53                 0       10.00      10.55                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking                             2009        4.03       3.76                 0        4.05       3.78                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        7.09       4.03               948        7.11       4.05                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       7.09                 0       10.00       7.11                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials                     2009        6.73      10.10                12        6.75      10.16                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       12.75       6.73                 0       12.77       6.75                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      12.75                 0       10.00      12.77                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                       2009        8.17       9.34                14        8.20       9.40                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        9.59       8.17               156        9.60       8.20                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.59                 0       10.00       9.60                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities Strategy                2009        6.78       7.31                 0        6.81       7.36                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       13.78       6.78                 0       13.80       6.81                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      13.78                 0       10.00      13.80                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products                   2009        7.87       9.06                 0        7.91       9.11                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.64       7.87                 0       10.66       7.91                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.64                 0       10.00      10.66                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy                     2009        3.81       5.04                 0        3.89       5.07                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.31       3.81               130       10.33       3.89                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.31                 0       10.00      10.33                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics                         2009        4.38       7.26                 0        7.09       7.31                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        9.08       4.38               143        9.09       7.09                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.08                 0       10.00       9.09                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy                              2009        7.06       9.45                 0        7.09       9.51                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       13.55       7.06                 0       13.57       7.09                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      13.55                 0       10.00      13.57                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services                     2009        5.79       9.08                 0        5.81       9.14                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       14.13       5.79                35       14.16       5.81                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      14.13                 0       10.00      14.16                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x Strategy               2009        4.76       6.23                 0        4.77       6.27                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.90       4.76                 0       10.93       4.77                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.90                 0       10.00      10.93                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services                  2009        3.89       4.49                 0        3.90       4.52                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        7.74       3.89                 0        7.75       3.90                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       7.74                 0       10.00       7.75                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x           2009       14.99       9.92                 0       15.05       9.98                 0
Strategy                                     ---------------------------------------------------------------------------------------
                                             2008       10.71      14.99                 0       10.73      15.05                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.71                 0       10.00      10.73                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care                         2009        7.24       8.72                27        7.27       8.77                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        9.97       7.24               193        9.99       7.27                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.97                 0       10.00       9.99                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet                            2009        5.46       8.75                 0        5.49       8.81                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.26       5.46               124       10.28       5.49                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.26                 0       10.00      10.28                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy             2009       13.81       7.39                 0       13.87       7.43                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        8.89      13.81                 0        8.91      13.87                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       8.89                 0       10.00       8.91                 0
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      0-YEAR                                   5-YEAR
SUBACCOUNT                                   YEAR      CDSC                                     CDSC
------------------------------------------------------------------------------------------------------------------------------------
                                                                             ACCUMULATION                             ACCUMULATION
                                                                                 UNITS                                    UNITS
                                                     START OF     END OF    OUTSTANDING AT    START OF     END OF    OUTSTANDING AT
                                                      PERIOD      PERIOD     END OF PERIOD     PERIOD      PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long             2009        6.16       7.11                 0        6.19       7.15                 0
Bond Strategy                                ---------------------------------------------------------------------------------------
                                             2008        9.14       6.16                 0        9.16       6.19                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.14                 0       10.00       9.16                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid-Cap Strategy            2009       12.53       7.83                 0       12.57       7.88                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        9.65      12.53                 0        9.67      12.57                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.65                 0       10.00       9.67                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse NASDAQ-100(R)               2009        6.10       7.43                 0       12.89       7.48                 0
Strategy                                     ---------------------------------------------------------------------------------------
                                             2008        8.98       6.10               118        9.00      12.89                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       8.98                 0       10.00       9.00                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Russell 2000(R) Strategy    2009       12.34       8.01                 0       12.39       8.05                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.25      12.34                 0       10.27      12.39                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.25                 0       10.00      10.27                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy            2009       13.19       9.23                 0       13.24       9.29                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        9.81      13.19                 0        9.83      13.24                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.81                 0       10.00       9.83                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 2x Strategy                   2009        5.62       6.71               439        5.67       6.75                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        8.67       5.62               281        8.69       5.67                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       8.67                 0       10.00       8.69                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure                             2009        4.51       5.96                 0        4.53       6.00                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        9.17       4.51                 0        9.19       4.53                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.17                 0       10.00       9.19                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap 1.5x Strategy               2009        4.25       6.25               204        4.26       6.29                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        9.73       4.25               128        9.75       4.26                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.73                 0       10.00       9.75                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R) Strategy              2009        6.10       8.95               163        6.12       9.00                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.86       6.10               118       10.88       6.12                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.86                 0       10.00      10.88                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R) 2x Strategy           2009        2.99       6.29               348        3.00       6.33                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       11.30       2.99               472       11.32       3.00                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      11.30                 0       10.00      11.32                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova                                2009        4.25       5.57               570        4.27       5.60                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        9.66       4.25               277        9.68       4.27                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.66                 0       10.00       9.68                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals                     2009        7.23      10.44                11        7.26      10.50                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       12.19       7.23                 0       12.21       7.26                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      12.19                 0       10.00      12.21                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate                         2009        4.31       5.22                 0        4.33       5.25                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        7.65       4.31                 0        7.66       4.33                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       7.65                 0       10.00       7.66                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing                           2009        5.27       7.34                 0        5.29       7.38                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        8.13       5.27                 0        8.14       5.29                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       8.13                 0       10.00       8.14                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R) 1.5x Strategy       2009        4.17       5.37               226        4.19       5.41                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        8.88       4.17                 0        8.89       4.19                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       8.88                 0       10.00       8.89                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R) 2x Strategy         2009        2.71       3.56                 0        2.72       3.58                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        8.30       2.71               346        8.32       2.72                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       8.30                 0       10.00       8.32                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy                 2009        2.96       4.19                 0        2.97       4.21                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        9.56       2.96                 0        9.58       2.97                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.56                 0       10.00       9.58                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Growth                 2009        5.81       8.27               172        5.84       8.32                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.00       5.81                 0       10.02       5.84                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.00                 0       10.00      10.02                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P Pure Value                      2009        4.55       6.64               221        4.56       6.68                 0
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      0-YEAR                                   5-YEAR
SUBACCOUNT                                   YEAR      CDSC                                     CDSC
------------------------------------------------------------------------------------------------------------------------------------
                                                                             ACCUMULATION                             ACCUMULATION
                                                                                 UNITS                                    UNITS
                                                     START OF     END OF    OUTSTANDING AT    START OF     END OF    OUTSTANDING AT
                                                      PERIOD      PERIOD     END OF PERIOD     PERIOD      PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                             2008        9.16       4.55                 0        9.18       4.56                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.16                 0       10.00       9.18                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Growth          2009        6.28       9.52                 0        6.31       9.58                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.19       6.28                 0       10.21       6.31                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.19                 0       10.00      10.21                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Value           2009        4.94       7.41               149        4.96       7.45                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        9.07       4.94                 0        9.09       4.96                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.07                 0       10.00       9.09                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure               2009        6.11       7.91                 0        6.14       7.96                 0
Growth                                       ---------------------------------------------------------------------------------------
                                             2008        9.63       6.11                 0        9.65       6.14                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       9.63                 0       10.00       9.65                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Value         2009        4.18       6.56                 0        4.20       6.60                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        7.66       4.18                 0        7.68       4.20                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       7.66                 0       10.00       7.68                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Strengthening Dollar 2x             2009        8.48       6.89                 0        8.51       6.94                 0
Strategy                                     ---------------------------------------------------------------------------------------
                                             2008        8.31       8.48                 0        8.33       8.51                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       8.31                 0       10.00       8.33                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology                          2009        5.47       8.22                 0        5.49       8.27                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.37       5.47                 0       10.39       5.49                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.37                 0       10.00      10.39                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications                  2009        5.48       6.81                 0        5.50       6.85                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.37       5.48                 0       10.39       5.50                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.37                 0       10.00      10.39                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation                      2009        6.03       6.84                 0        6.06       6.88                 0
                                             ---------------------------------------------------------------------------------------
                                             2008        8.35       6.03                91        8.37       6.06                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00       8.35                 0       10.00       8.37                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government                     2009        9.79       9.47            15,410        9.83       9.52            21,855
Money Market                                 ---------------------------------------------------------------------------------------
                                             2008       10.02       9.79                 0       10.04       9.83             6,992
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.02                 0       10.00      10.04                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities                           2009        7.54       8.29                 0        7.57       8.34                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       11.09       7.54                 0       11.11       7.57                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      11.09                 0       10.00      11.11                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening Dollar 2x Strategy        2009        9.99      10.29                 0       10.03      10.35                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       11.79       9.99                 0       11.81      10.03                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      11.79                 0       10.00      11.81                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All Cap Value(a)(c)           2009       10.52      13.51                 0       10.52      13.54                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.00      10.52                 0       10.00      10.52                 0
                                             ---------------------------------------------------------------------------------------
                                             2007          --         --                --          --         --                --
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Asset Aggressive          2009        7.39       8.45                 0        7.42       8.50                 0
Strategy (formerly Rydex VT Essential        ---------------------------------------------------------------------------------------
Portfolio Aggressive)(c)                     2008       10.21       7.39                 0       10.23       7.42                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.21                 0       10.00      10.23                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Asset Conservative        2009        8.87       9.00                 0        8.91       9.06                 0
Strategy (formerly Rydex VT                  ---------------------------------------------------------------------------------------
Conservative Portfolio Aggressive)(c)        2008       10.30       8.87                 0       10.32       8.91                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.30                 0       10.00      10.32                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Asset Moderate            2009        8.18       8.84                 0        8.21       8.89                 0
Strategy (formerly Rydex VT Moderate         ---------------------------------------------------------------------------------------
Portfolio Aggressive)(c)                     2008       10.27       8.18                 0       10.29       8.21                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.27                 0       10.00      10.29                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT All-Cap Opportunity(c)        2009        6.74       8.28                 0        6.76       8.33                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       11.76       6.74               130       11.78       6.76                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      11.76                 0       10.00      11.78                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Alternative Strategies        2009        9.66       9.41                 0        9.66       9.43                 0
Allocation(a)(c)                             ---------------------------------------------------------------------------------------
                                             2008       10.00       9.66                 0       10.00       9.66                 0
                                             ---------------------------------------------------------------------------------------
                                             2007          --         --                --          --         --                --
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT CLS AdvisorOne                2009        5.96       8.03             4,550        5.99       8.08                 0
Amerigo(c)                                   ---------------------------------------------------------------------------------------
                                             2008       10.84       5.96             6,549       10.86       5.99                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.84                 0       10.00      10.86                 0
                                             ---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      0-YEAR                                   5-YEAR
SUBACCOUNT                                   YEAR      CDSC                                     CDSC
------------------------------------------------------------------------------------------------------------------------------------
                                                                             ACCUMULATION                             ACCUMULATION
                                                                                 UNITS                                    UNITS
                                                     START OF     END OF    OUTSTANDING AT    START OF     END OF    OUTSTANDING AT
                                                      PERIOD      PERIOD     END OF PERIOD     PERIOD      PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT CLS AdvisorOne
Clermont(c)                                  2009        6.90       8.17             4,266        6.92       8.22                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.21       6.90             1,099       10.23       6.92                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.21                 0       10.00      10.23                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT CLS AdvisorOne Select         2009        6.19       8.12             4,460        6.22       8.17                 0
allocation (formerly RVT CLS                 ---------------------------------------------------------------------------------------
AdvisorOne Berolina)(c)                      2008       11.08       6.19             3,686       11.10       6.22                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      11.08                 0       10.00      11.10                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Global(c)                     2009        6.25       7.22                 0        6.27       7.27                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.49       6.25                 0       10.51       6.27                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.49                 0       10.00      10.51                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT International                 2009       10.41      13.06                 0       10.41      13.09                 0
Opportunity(a)(c)                            ---------------------------------------------------------------------------------------
                                             2008       10.00      10.41                 0       10.00      10.41                 0
                                             ---------------------------------------------------------------------------------------
                                             2007          --         --                --          --         --                --
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Large Cap Value(a)(c)         2009       10.28      12.56                 0       10.28      12.59                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.00      10.28                 0       10.00      10.28                 0
                                             ---------------------------------------------------------------------------------------
                                             2007          --         --                --          --         --                --
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Managed Futures               2009        9.57       8.88                 0        9.57       8.90                 0
Strategy(a)(c)                               ---------------------------------------------------------------------------------------
                                             2008       10.00       9.57                 0       10.00       9.57                 0
                                             ---------------------------------------------------------------------------------------
                                             2007          --         --                --          --         --                --
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Mid Cap Growth(a)(c)          2009       10.49      14.59                 0       10.49      14.62                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.00      10.49                 0       10.00      10.49                 0
                                             ---------------------------------------------------------------------------------------
                                             2007          --         --                --          --         --                --
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Mid Cap Value(a)(c)           2009       11.09      15.42                 0       11.09      15.46                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.00      11.09                 0       10.00      11.09                 0
                                             ---------------------------------------------------------------------------------------
                                             2007          --         --                --          --         --                --
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Multi-Hedge Strategies(c)     2009        7.88       7.37                 0        7.91       7.41                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.04       7.88                 0       10.06       7.91                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.04                 0       10.00      10.06                 0
------------------------------------------------------------------------------------------------------------------------------------
Rydex | SGI VT Small Cap Value(c)            2009        6.39       9.63                 0        6.42       9.69                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.77       6.39                 0       10.79       6.42                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.77                 0       10.00      10.79                 0
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets                 2009       10.30      17.18                 0       10.31      17.22                 0
Securities(a)                                ---------------------------------------------------------------------------------------
                                             2008       10.00      10.30                 0       10.00      10.31                 0
                                             ---------------------------------------------------------------------------------------
                                             2007          --         --                --          --         --                --
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities(a)              2009       10.78      14.27                 0       10.78      14.30                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.00      10.78                 0       10.00      10.78                 0
                                             ---------------------------------------------------------------------------------------
                                             2007          --         --                --          --         --                --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government                    2009       10.14       9.88                 0       10.18       9.94                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.34      10.14                 0       10.36      10.18                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.34                 0       10.00      10.36                 0
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity         2009        5.88       8.39                 0        9.50       8.44                 0
                                             ---------------------------------------------------------------------------------------
                                             2008       10.15       5.88                 0       10.17       5.90                 0
                                             ---------------------------------------------------------------------------------------
                                             2007       10.00      10.15                 0       10.00      10.17                 0
------------------------------------------------------------------------------------------------------------------------------------

(a) For the period of November 17, 2008 (date of inception) through December 31, 2008.

(b)   Prior to May 1, 2010, the Invesco V.I. funds ere called the AIM V.I.
      funds.

(c) Effective May 1, 2010, the SBL Fund and its respective series will be marketed with the name "Rydex | SGI." Although SBL Fund's legal name will not change, it and its series will be marketed with the name Rydex | SGI. In addition, certain of the Rydex Variable Trust series will be marketed with the name Rydex | SGI.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS


FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK -- The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit"), a financial services holding company, organized under the laws of the State of Kansas. Security Benefit is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), a Kansas mutual holding company.

      The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

PURCHASE TRANSACTION AND DEMUTUALIZATION -- The following describes a proposed transaction (the "Transaction") affecting the Company, its parent, Security Benefit, and Security Benefit Mutual Holding Company ("SBMHC"), the parent company of Security Benefit and the ultimate parent company of the Company.

      PURCHASE TRANSACTION. On February 15, 2010, SBMHC and certain affiliates entered into definitive agreements with an investor group led by Guggenheim Partners, LLC, which is a global, independent, privately-held, diversified financial services firm with more than $100 billion in assets under supervision. Pursuant to this agreement, a special purpose vehicle owned by the investor group and managed by an affiliate of Guggenheim Partners LLC (the "Investors") would receive a 100% ownership stake in Security Benefit and consequently acquire control of the Company in a proposed purchase transaction. The purchase transaction's closing is expected to take place on or about May 31, 2010, although it is subject to various conditions, including regulatory approvals, and may be delayed or even terminated due to unforeseen circumstances.

      After the purchase transaction's closing, the Company would remain a direct wholly-owned subsidiary of Security Benefit, and Security Benefit would become a direct wholly-owned subsidiary of the Investors.

      DEMUTUALIZATION. The purchase transaction, if effected, would be accompanied by the demutualization of SBMHC, pursuant to which eligible members would receive, subject to certain creditor claims that might be made against SBMHC, cash payments or policy credits (depending on their specific circumstances) in connection with the extinguishment of their SBMHC membership interests. However, insurance policies (including the Contracts) issued by the Company do not create a membership interest in SBMHC. Because Contract owners do not hold membership interests in SBMHC, they are not eligible to vote on the demutualization or receive consideration in the demutualization.

      Upon funding for or distribution of the cash payments or policy credits to its members, SBMHC would be dissolved as part of the demutualization. Completion of the demutualization is a condition to closing of the purchase transaction. The Transaction has been approved by the SBMHC Board of Directors and is subject to regulatory approval and approval by SBMHC's members. The SBMHC Board has approved the submission of a plan of demutualization and dissolution to the Kansas Insurance Department for approval.

      IMPACT OF DEMUTUALIZATION. The demutualization would not result in any changes to the terms of the Contracts. For example, the demutualization would not affect your Contract premiums, and it would not reduce your Contract benefits. All premiums and Contract benefits would continue to be governed by the terms of your Contract and by applicable law. For more information on the Transaction, you may access a Member Information Booklet (which is a detailed information statement regarding the Transaction that was sent to all SBMHC members entitled to vote on the demutualization) by visiting our website at https://www.securitybenefit.com/#1294 or by contacting us at 1-800-888-2461. Among other things, the Member Information Booklet notes a number of factors that relate to the decision by SBMHC's board of directors to recommend the Transaction to its members.


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.


      A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.


      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of

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expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.


      12b-1 FEES. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment return. The Company and SDI anticipate they will receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying
Fund.


      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.


      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional purchase payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to

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begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.


      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account and you have the right to reallocate among the available Subaccounts. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. Guarantees under the Contract that exceed your Contract Value (such as those associated with the death benefit provided by rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      FINANCIAL STATEMENTS. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

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      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or both of the following riders:

o     Return of Premium Death Benefit;*

o     Extra Credit at 3%.

*     Provides a death benefit.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

RETURN OF PREMIUM DEATH BENEFIT -- Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under "Death Benefit."

      HOW DO YOU CALCULATE THE DEATH BENEFIT? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges.

In the event of a withdrawal, we reduce the above amount as last adjusted in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal.

2.    Contract Value.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner's death.

      WILL THERE BE ANY ADJUSTMENTS TO THE ENHANCED DEATH BENEFIT? We will reduce the death benefit offered under this rider by:

o     any uncollected premium tax; and

o if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner's date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).

      Note: If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner's death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

      ARE THERE AGE RESTRICTIONS ON PURCHASING THIS RIDER? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under "Death Benefit."

EXTRA CREDIT -- Under this rider, we will add a bonus, or "Credit Enhancement," of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.

      There are several important points for you to consider before purchasing this rider:

o As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.

o We may exclude all or part of any Credit Enhancements from death benefit proceeds. See "Death Benefit" and "Return of Premium Death Benefit."

o You must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70 1/2 to meet federal minimum distribution requirements for IRAs.

o We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.

o We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.

      WHAT HAPPENS IF I RETURN THE CONTRACT? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See "Free-Look Right."

      WHAT HAPPENS IF I MAKE WITHDRAWALS? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet "vested." An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract Anniversary and the Credit

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Enhancement will be fully vested at the end of seven Contract Years.

      We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See "Contingent Deferred Sales Charge."

      The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by

2.    Contract Value immediately prior to the withdrawal.

      HOW DO I KNOW IF THIS RIDER IS RIGHT FOR ME? The Extra Credit Rider would make sense for you only if:

o you do not expect to make Purchase Payments to the Contract after the first Contract Year, and

o you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.

      This return represents the amount that must be earned EACH year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table PLUS the amount of applicable expenses to break even on the rider.

      The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      What this all means is:

o if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.

o if your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.

o The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      ARE THERE AGE RESTRICTIONS ON PURCHASING THIS RIDER? The Owner must be 80 or younger on the Contract Date.

PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subse-

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quent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring

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on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."


      The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Rydex | SGI VT CLS AdvisorOne Amerigo, Rydex | SGI VT CLS AdvisorOne Select Allocation, Rydex | SGI VT CLS AdvisorOne Clermont or other Rydex|SGI or Rydex Subaccounts (excluding certain Rydex Subaccounts), which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.


      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying

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                                       23

--------------------------------------------------------------------------------

Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.


      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants.

      In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).


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                                       24

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
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   ROUND TRIP
                                     SUBACCOUNT                                     TRANSFERS
---------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II,
Rydex | SGI VT CLS AdvisorOne Amerigo, Rydex | SGI VT CLS AdvisorOne
Select Allocation, Rydex | SGI VT CLS AdvisorOne Clermont; All Rydex
Subaccounts, EXCEPT Rydex | SGI VT All-Cap Opportunity, Rydex | SGI VT
Alternative Strategies Allocation, Rydex VT Commodities Strategy, Rydex | SGI VT   Unlimited
All-Asset Aggressive Strategy, Rydex | SGI VT All-Asset Conservative Strategy,
Rydex | SGI VT All-Asset Moderate Strategy, Rydex | SGI VT International
Opportunity, Rydex VT Managed Futures Strategy and Rydex VT Multi-Hedge
Strategies
---------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation, PIMCO VIT Global Bond (Unhedged), PIMCO VIT
High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total
Return, Rydex | SGI VT All-Cap Opportunity, Rydex VT Commodities Strategy, Rydex
| SGI VT All-Asset Aggressive Strategy, Rydex | SGI VT All-Asset Conservative          4(1)
Strategy, Rydex | SGI VT All-Asset Moderate Strategy, Rydex | SGI VT
International Opportunity, Rydex VT Managed Futures Strategy, Rydex VT
Multi-Hedge Strategies, Rydex | SGI VT All Cap Value, Rydex | SGI VT Large Cap
Value, Rydex | SGI VT Global, Rydex | SGI VT Mid Cap Value, Rydex | SGI VT Mid
Cap Growth, and Rydex | SGI VT Small Cap Value
---------------------------------------------------------------------------------------------
Dreyfus VIF International Value                                                        2(3)
---------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity                                                   2(1)
---------------------------------------------------------------------------------------------
Federated High Income Bond II                                                          1(1)
---------------------------------------------------------------------------------------------
Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Fidelity
VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500,
Fidelity Investment Grade Bond, Franklin Small-Mid Cap Growth Securities,              1(2)
Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main
Street Small Cap Fund/VA, Templeton Developing Markets Securities, Templeton
Foreign Securities and Van Kampen LIT Government
---------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

--------------------------------------------------------------------------------



      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      Under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------

right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, Rydex | SGI VT CLS AdvisorOne Amerigo, Rydex | SGI VT CLS AdvisorOne Select Allocation, Rydex | SGI VT CLS AdvisorOne Clermont or the Rydex Subaccounts (excluding certain specified Rydex Subaccounts), which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Payment of Purchase Payments,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition to Purchase Payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Full and partial withdrawal requests and subsequent Purchase Payments received at or after 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Purchase Payments" and "Full and Partial Withdrawals." Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge under the Contract.

      The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge of 0.25%, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the "cut-off" time). Financial transactions (other than transfers) received at or after 3:00 Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals, death benefit payments, and Purchase Payments.

      Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted

--------------------------------------------------------------------------------
                                       27

--------------------------------------------------------------------------------

electronically through the Company's Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge" and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

      The Company requires the signature of all Owners on any request for withdrawal. The Company requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.


      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. . If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal

--------------------------------------------------------------------------------
                                       28

--------------------------------------------------------------------------------

under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."


      If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.


      In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans" and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death

--------------------------------------------------------------------------------
                                       29

--------------------------------------------------------------------------------

and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, as described below.

      You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under "Mortality and Expense Risk Charge" below.

      The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

      If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal

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consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase
Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:

            ---------------------------------------------------------
                   0-YEAR SCHEDULE              5-YEAR SCHEDULE
            ---------------------------------------------------------
               PURCHASE                   PURCHASE
              PAYMENT AGE   WITHDRAWAL   PAYMENT AGE   WITHDRAWAL
              (IN YEARS)      CHARGE      (IN YEARS)     CHARGE
            ---------------------------------------------------------
              0 and over         0%           1            5%
                                              2            4%
                                              3            3%
                                              4            2%
                                              5            1%
                                          6 and over       0%
            ---------------------------------------------------------

      The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount's average daily net assets.

            ---------------------------------------------------------
                   WITHDRAWAL              ANNUAL MORTALITY AND
                CHARGE SCHEDULE             EXPENSE RISK CHARGE
            ---------------------------------------------------------
                5-Year Schedule                    None
                0-Year Schedule                    0.20%
            ---------------------------------------------------------

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount's average daily net assets.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for

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more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The charge for each of the Subaccounts currently offered through this prospectus is 0.25%, and the Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.

         ------------------------------------------------------------------
           OPTIONAL RIDER EXPENSES
           (as a percentage of Contract Value)
         ------------------------------------------------------------------
                                                              ANNUAL
                                                 RATE(1)   RIDER CHARGE
         ------------------------------------------------------------------
           Return of Premium Death Benefit         ---         0.10%
         ------------------------------------------------------------------
           Extra Credit(2)                         3%          0.40%
         ------------------------------------------------------------------
           (1) Rate refers to the Credit Enhancement rate for the Extra Credit Rider.

           (2)   The Company will deduct the charge for this rider
                 during the seven-year period beginning on the
                 Contract Date.
         ------------------------------------------------------------------

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount's average daily net assets; and (2) the administration charge will not exceed an annual rate of 0.25% of each current Subaccount's average daily net assets.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant's 90th birthday, although the terms

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of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

      The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

      Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract with no withdrawal charges in lieu of making such payments.

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

      Under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of
(i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

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      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --
      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

      OPTION 5 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 6 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges;
(4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options

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for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value

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allocated to the Subaccounts, and will transfer Contract Value between
Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may ONLY be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."


      If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been


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received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).


      OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not

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owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.


INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.


      ANNUITY PAYMENTS. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.


      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the

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owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.


      The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

      OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section

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403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distributions for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.


      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).


      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities

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are normally taxable in full as ordinary income to the employee.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). ). If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      SECTION 408. INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for a married couple filing a joint return and $56,000 for a single taxpayer in 2010). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $167,000 and $177,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($167,000 to $177,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.


      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and conversions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount

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remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner (sixth year if 2009 is one of the years included).



      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

      If any portion of the balance to the credit of an employee in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid in an "eligible rollover distribution" and the payee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      For an employee's spouse (or employee's former spouse as beneficiary or alternate payee), an "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an "eligible retirement plan" is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA.


      A 401, 403(b) or governmental 457plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 403(b) or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      MINIMUM DISTRIBUTION TAX. If the amount distributed from a 403(b) plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a 403(b) plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than
IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and

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purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


      ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.


      MEDICARE TAX. Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.


OTHER INFORMATION

INVESTMENT ADVISORY FEES -- You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 12 months of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting

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under the 1940 Act. In accordance with its view of presently applicable law, the
Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions

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include purchases under an Automatic Investment Program, transfers under the
Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC PRIVILEGES -- IF THE ELECTRONIC PRIVILEGES SECTION OF THE APPLICATION OR THE PROPER FORM HAS BEEN COMPLETED, SIGNED, AND FILED AT THE COMPANY'S ADMINISTRATIVE OFFICE, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.


      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2009, 2008 and 2007, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $267,614.85, $557,676.61, and $733,835.55, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation

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and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract.


      SELLING BROKER-DEALERS. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers' obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent purchase payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.

      The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.


      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.


      This additional compensation arrangement is not offered to all Selling Broker Dealers and the terms of this arrangement (and of any other such arrangements that SDI may enter into in the future) and the payments made thereunder may differ substantially among Selling Broker Dealers.

      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day

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period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

      Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until July 26, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account A - EliteDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for EliteDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER
   TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       47

--------------------------------------------------------------------------------

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that the investment objective of any Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUS. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


-----------------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)   INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY                       To maximize total return (income plus     Rafferty Asset Management, LLC
Bond Fund                                    capital appreciation) by investing
                                             primarily in debt instruments,
                                             including convertible securities, and
                                             derivatives of such instruments, with
                                             an emphasis on lower-quality debt
                                             instruments
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                    Service       Long-term capital growth                  The Dreyfus Corporation
International Value
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for                           Current income                            Federated Investment Management Company
U.S. Government
Securities II
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income          Service       High current income                       Federated Investment Management Company
Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP            Service Class 2   Long-term capital appreciation            Fidelity Management & Research Company
Contrafund                                                                             (Investment Adviser)

                                                                                       FMR Co., Inc.; Fidelity Management Research
                                                                                       (U.K.) Inc.; Fidelity Management & Research
                                                                                       (Far East) Inc.; and Fidelity Investments
                                                                                       Japan Limited (Sub-Advisers)

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth     Service Class 2   Capital growth                            Fidelity Management & Research Company
Opportunities                                                                          (Investment Adviser)

                                                                                       FMR Co., Inc.; Fidelity Management Research
                                                                                       (U.K.) Inc.; Fidelity Management & Research
                                                                                       (Far East) Inc.; and Fidelity Investments
                                                                                       Japan Limited (Sub-Advisers)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index      Service Class 2   Investment results that correspond to     Fidelity Management & Research Company
500                                          the total return of common stocks         (Investment Adviser)
                                             publicly traded in the United States,
                                             as represented by the S&P 500(R)          FMR Co., Inc.
                                                                                       (Sub-Adviser)

                                                                                       Geode
                                                                                       (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP            Service Class 2   High level of current income as is        Fidelity Management & Research Company
Investment Grade Bond                        consistent with the preservation of       (Investment Adviser)
                                             capital
                                                                                       Fidelity Investments Money Management, Inc.
                                                                                       (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap         Class 2       Long-term capital growth                  Franklin Advisers, Inc.
Growth Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       48

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)   INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital          Series I       Growth of capital                         Invesco Advisors, Inc.
Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I.                  Series II      Long-term growth of capital               Invesco Advisors, Inc.
International Growth
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap          Series II      Long-term growth of capital               Invesco Advisors, Inc.
Core Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT           Class I       Long-term growth of capital; current      Neuberger Berman Management LLC  (Investment
Guardian                                     income is a secondary goal                Adviser)

                                                                                       Neuberger Berman, LLC (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT           Class I       Growth of capital                         Neuberger Berman Management LLC  (Investment
Partners                                                                               Adviser)

                                                                                       Neuberger Berman, LLC (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main               Service       This Fund invests in a                    OppenheimerFunds, Inc.
Street Small Cap                             well-diversified mix of smaller
Fund(R)/VA                                   company stocks for capital
                                             appreciation potential.
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond          Advisor       Seeks maximum total return, consistent    Pacific Investment Management Company LLC
(Unhedged)                                   with preservation of capital and
                                             prudent investment management
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield           Advisor       Seeks maximum total return, consistent    Pacific Investment Management Company LLC
                                             with preservation of capital and
                                             prudent investment management
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration     Administrative    Seeks maximum total return consistent     Pacific Investment Management Company LLC
Portfolio                                    with preservation of capital and
                                             prudent investment management
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return      Administrative    Seeks maximum real return, consistent     Pacific Investment Management Company LLC
Portfolio                                    with preservation of real capital and
                                             prudent investment management
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return     Administrative    Seeks maximum total return, consistent    Pacific Investment Management Company LLC
Portfolio                                    with preservation of capital and
                                             prudent investment management
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking Fund                        Capital appreciation                      Security Global Investors
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic                               Capital appreciation                      Security Global Investors
Materials Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                       Capital appreciation                      Security Global Investors
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities                         Seeks to provide investment results       Security Global Investors
Strategies Fund                              that correlate to the performance of a
                                             benchmark for commodities. The Fund's
                                             current benchmark is the GSCI(R) Total
                                             Return Index.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer                            Capital appreciation                      Security Global Investors
Products Fund
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       49

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)   INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x                              Investment results that correlate to      Security Global Investors
Strategy                                     the performance of a specific benchmark
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics                         Capital appreciation                      Security Global Investors
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Fund                         Capital appreciation                      Security Global Investors
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy                              Capital appreciation                      Security Global Investors
Services Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x                        Investment results that correlate to      Security Global Investors
Strategy                                     the performance of a specific benchmark
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial                           Capital appreciation                      Security Global Investors
Services Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government                          Investment results that correspond to     Security Global Investors
Long Bond 1.2x Strategy                      a benchmark for U.S. Government
                                             securities
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care                         Capital appreciation                      Security Global Investors
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet Fund                       Capital appreciation                      Security Global Investors
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow                         Investment results that will match the    Security Global Investors
2x Strategy                                  performance of a specific benchmark on
                                             a daily basis
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                             Total return                              Security Global Investors
Government Long Bond
Strategy
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                             Investment results that will match the    Security Global Investors
Mid-Cap Strategy                             performance of a specific benchmark
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                             Investment results that will match the    Security Global Investors
NASDAQ(R) 100 Strategy                       performance of a specific benchmark
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                             Investment results that will match the    Security Global Investors
Russell 2000(R) Strategy                     performance of a specific benchmark
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P                         Investment results that will inversely    Security Global Investors
500 Strategy                                 correlate to the performance of the
                                             S&P 500 Index(TM)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 2x                            Investment results that correlate to      Security Global Investors
Strategy                                     the performance of a specific benchmark
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure Fund                        Capital appreciation                      Security Global Investors
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap 1.5x                        Investment results that will match the    Security Global Investors
Strategy                                     performance of a benchmark for mid-cap
                                             securities
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ(R) 100                       Investment results that will match the    Security Global Investors
2x Strategy                                  performance of a specific benchmark on
                                             a daily basis
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ(R) 100                       Investment results that will match the    Security Global Investors
Strategy                                     performance of a specific benchmark
                                             for over-the-counter securities
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       50

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)   INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                           Investment results that will match the    Security Global Investors
                                             performance of a specific benchmark on
                                             a daily basis
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious                            Capital appreciation                      Security Global Investors
Metals Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate                         Capital appreciation                      Security Global Investors
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing Fund                      Capital appreciation                      Security Global Investors
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)                     Investment results that will match the    Security Global Investors
1.5x Strategy                                performance of a benchmark for
                                             small-cap securities
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)                     To provide investment results that        Security Global Investors
2x Strategy                                  match the performance of a specific
                                             benchmark on a daily basis. The Fund's
                                             current benchmark is 200% of the
                                             performance of the Russell 2000 Index(R)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x                          Investment results that will match the    Security Global Investors
Strategy                                     performance of a specific benchmark on
                                             a daily basis
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure                        Investment results that will match the    Security Global Investors
Growth                                       performance of a benchmark for large
                                             cap growth securities
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure                        Investment results that will match the    Security Global Investors
Value                                        performance of a benchmark for large
                                             cap value securities
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P Mid Cap                         Investment results that will match the    Security Global Investors
400 Pure Growth                              performance of a benchmark for mid-cap
                                             growth securities
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P Mid Cap                         Investment results that will match the    Security Global Investors
400 Pure Value                               performance of a benchmark for mid-cap
                                             value securities
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap 600                       Investment results that will match the    Security Global Investors
Pure Growth                                  performance of a benchmark for
                                             small-cap growth securities
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap 600                       Investment results that will match the    Security Global Investors
Pure Value                                   performance of a benchmark for
                                             small-cap value securities
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Strengthening                       Investment results that will match the    Security Global Investors
Dollar 2x Strategy                           performance of a specific benchmark on
                                             a daily basis
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology                          Capital appreciation                      Security Global Investors
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT                                     Capital appreciation                      Security Global Investors
Telecommunications Fund
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       51

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)   INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT                                     Capital appreciation                      Security Global Investors
Transportation Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S.                                Security of principal, high current       Security Global Investors
Government Money                             income, and liquidity
Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities Fund                      Capital appreciation                      Security Global Investors
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening                           Investment results that will match the    Security Global Investors
Dollar 2x Strategy                           inverse performance of a specific
                                             benchmark on a daily basis
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All Cap                         Long-term growth of capital               Security Global Investors
Value
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT                                 The Essential Portfolio Aggressive        Security Global Investors
All-Asset  Aggressive                        Fund's objective is to primarily seek
Strategy                                     growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All-Asset                       The Essential Portfolio Conservative      Security Global Investors
Conservative Strategy                        Fund's objective is to primarily seek
                                             preservation of capital and,
                                             secondarily, to seek long-term growth
                                             of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All-Asset                       The Essential Portfolio Moderate          Security Global Investors
Moderate Strategy                            Fund's objective is to primarily seek
                                             growth of capital and, secondarily, to
                                             seek preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT All-Cap                         Long-term capital appreciation            Security Global Investors
Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT                                 Investment returns with a low             Security Global Investors
Alternative Strategies                       correlation to the returns of
Allocation                                   traditional stocks and bonds
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT CLS                             Long-term growth of capital without       Security Global Investors  (Investment
AdvisorOne Amerigo Fund                      regard to current income                  Adviser)

                                                                                       CLS Investment Firm, LLC (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT CLS                             Current income and growth of capital      Security Global Investors  (Investment
AdvisorOne Clermont                                                                    Adviser)
Fund
                                                                                       CLS Investment Firm, LLC (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------

Rydex|SGI VT CLS                             To provide growth of capital and total    Security Global Investors  (Investment
AdvisorOne Select                            return                                    Adviser)
Allocation Fund
                                                                                       CLS Investment Firm, LLC (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Global                          Long-term growth of capital               Security Global Investors   (Investment
                                                                                       Adviser)

                                                                                       Security Global Investors, LLC (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT                                 Long-term capital appreciation            Security Global Investors
International
Opportunity
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       52

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)   INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Large Cap                       Long-term growth of capital               Security Global Investors
Value
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Managed                                                                   Security Global Investors
Futures Strategy
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Mid Cap                         Capital appreciation                      Security Global Investors
Growth
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Mid Cap                         Long-term growth of capital               Security Global Investors
Value
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Multi-Cap                       Long-term capital appreciation            Security Global Investors
Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT                                 Seeks to provide capital appreciation     Security Global Investors
Multi-Hedge Strategies                       consistent with the return and risk
                                             characteristics of the hedge fund
                                             universe.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex|SGI VT Small Cap                       Long term capital appreciation            Security Global Investors
Value
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing           Class 2       Long-term capital appreciation            Templeton Asset Management LTD
Markets Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign              Class 2       Long-term capital growth                  Templeton Investment Counsel, LLC
Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT                Class II       High current return consistent with       Van Kampen Asset Management
Government Portfolio                         preservation of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage             A          Long-term capital appreciation            Wells Fargo Funds Management, LLC
Small Cap Value Fund                                                                   (Investment Adviser)

                                                                                       Wells Capital Management Incorporated
                                                                                       (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       53

                                                                      APPENDIX A

                            IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Traditional Individual Retirement Annuities (e.g., non-Roth IRAs). Internal Revenue Service regulations require that this Disclosure Statement be given to each person desiring to establish an Individual Retirement Annuity (IRA). Further information can be obtained from any district office of the Internal Revenue Service.


RIGHT TO REVOKE

You may revoke your IRA within seven days after it has been established. For purposes of revocation, the date your first purchase payment is received by First Security Benefit Life Insurance and Annuity Company of New York will be the date the account is established. To revoke your IRA and receive a refund of the entire amount of contribution paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application, to: FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK, ADMINISTRATIVE OFFICE, P.O. BOX 750497, TOPEKA, KS 66675-0497, 1-800-888-2461.

If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees or market value fluctuation.


WHAT ARE THE STATUTORY REQUIREMENTS?

The annuity contract described in the prospectus which accompanies this IRA Disclosure Statement meets the requirements of Section 408(b) of the Internal Revenue Code as to form for use as an IRA. The form of the contract has been approved by the Internal Revenue Service.

The requirements of Section 408(b) of the Internal Revenue Code, as to form for use as an IRA, are described in Items 1 through 6 below:

1.   The amount in your IRA must be fully vested at all times.

2.   The contract must provide that you cannot transfer it to someone else.

3.   The contract must have flexible premiums.

4. You must start receiving distributions by April 1 of the year following the year in which you reach age 70 1/2 (see "Required Minimum Distributions").

5. The contract must provide that you cannot contribute more than the lesser of 100% of your taxable compensation or the applicable dollar amount as shown in the table below. See "How Much May I Contribute?" (This requirement does not apply to rollovers. See "Rollovers and Direct Transfers.")

6. The contract must provide that any refund of premium will be applied before the close of the calendar year of the year of refund toward the payment of future premiums or the purchase of additional benefits.

WHO IS ELIGIBLE FOR AN IRA?

Any individual (under age 70 1/2) who has compensation or earned income is eligible for either a deductible or a nondeductible IRA.

You may designate your entire contribution as a nondeductible contribution, if you so choose. If your otherwise allowable and deductible IRA contribution is limited because you (or your spouse) are an active participant in a qualified retirement plan provided by your employer and your adjusted gross income exceeds a certain level, you may make a designated nondeductible contribution to the extent your otherwise allowable and deductible contribution amount was limited.

You have the responsibility of determining and reporting on IRS Form 8606 how much you contributed and which portion of the contributions you made were deductible and which were designated nondeductible contributions. Once contributed, the deductible and designated nondeductible contributions are treated the same, meaning, each type receives tax-deferred accumulation of income. You need to know how much of your account is made up of deductible and designated nondeductible contributions in order to determine the taxable portion of any distributions you receive, so you should keep permanent records on your deductible and non-deductible contributions.

Reporting requirements are instituted for individuals who make nondeductible contributions or receive a distribution. A penalty of $100 applies to each instance when a nondeductible contribution is reported but not made, without reasonable cause.

SPOUSAL IRAS --

1.   One or both spouses must be receiving compensation for the taxable year.

2. Both spouses must be under age 70 1/2. (However, if one spouse is not over age 70 1/2, that spouse could contribute under the regular IRA rules.)

3. The contributions need not be split equally between the two accounts. However, no more than the individual account maximum described below can be contributed to either account.

4.    A joint tax return must be filed.

5.    Separate accounts must be maintained for each spouse.

6. Community property laws are not considered in computing contributions to each spouse's account.

DIVORCED SPOUSE IRAS -- The transfer of an individual's interest, in whole or in part, in an IRA to their former spouse under a valid divorce decree or a written instrument incident to such divorce shall not be considered to be a distribution from such an IRA to such individual or their former spouse; nor shall it be considered a taxable transfer by such individual to their former spouse.

The interest described which is transferred to the former spouse shall be treated as an IRA of such spouse.


WHAT IS COMPENSATION?

Compensation is defined as wages, salaries, professional fees, sales commissions, tips, bonuses and earned income to self-employed persons. It does not include earnings and profits from investments, such as interest, dividends and rental income.


WHEN DO I HAVE TO MAKE MY CONTRIBUTIONS?

Contributions, including establishing your IRA, can be made at any time. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your federal tax return, not including extensions.


HOW MUCH MAY I CONTRIBUTE?

REGULAR IRA -- The lesser of 100% of compensation or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if you are covered by an employer-sponsored retirement plan, the amount of the contribution to a traditional IRA which may be deducted will be reduced or eliminated if your modified adjusted gross income exceeds the limits as set forth in the table below:

------------------- -------------------- --------------------
  TAXABLE YEARS      SINGLE TAXPAYERS       JOINT RETURNS
   BEGINNING IN       PHASE-OUT RANGE      PHASE-OUT RANGE
------------------- -------------------- --------------------
  2010 and after      $56,000-$66,000      $89,000-$109,000
------------------- -------------------- --------------------

If your spouse is covered by an employer retirement plan but you are not, you may be able to deduct those contributions to an IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return exceeds $167,000.

SPOUSAL IRA -- If you and your spouse file a joint return, each of you may contribute up to $5,000 (or $6,000 in 2010 if you are age 50 or older) to your own IRA annually if your joint income in 2010 is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year 2010 is the lesser of $5,000 (or $6,000 if you are age 50 or older) or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of: (i) $5,000 (or $6,000 if you are age 50 or older) or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA.


ARE THERE ANY OTHER LIMITS ON CONTRIBUTIONS?

Yes. For a Traditional IRA, no contribution (other than a rollover or a SEP contribution) can be made in or after the year in which you reach age 70 1/2.


ROLLOVERS AND DIRECT TRANSFERS

If you receive a distribution from another IRA, you may make a rollover contribution of all or part of the amount you receive to this IRA. The rollover must be completed within 60 days after you receive the distribution.

Certain distributions from retirement plans (pension plan, profit-sharing plan, Keogh, 403(b), 401(k) or governmental 457, but not contributions from Roth 401(k) or Roth 403(b) accounts) are also eligible for rollover to your IRA. You may make a rollover contribution by rolling all or a portion of your distribution or directly transferring the assets from your retirement plan. The distribution must be rolled over within 60 days of receipt from the retirement plan administrator or sponsor. In most instances the plan administrator or sponsor must withhold 20% of your distribution for federal income tax purposes unless you elect a direct rollover. In a direct rollover, the distribution from your retirement plan is made directly from the plan administrator or sponsor to your IRA. The amount of your rollover will not be included in your taxable income for the year.

Because of the strict limitations that apply to IRA and retirement plan rollovers, you should consult with your tax advisor before making any type of rollover contribution.


WHAT HAPPENS IF EXCESS CONTRIBUTIONS ARE MADE TO MY IRA?

You must pay a 6% excise tax each year on excess contributions that remain in your IRA. Generally, an excess contribution is the amount contributed to your IRA that is above the maximum amount you can contribute for the year. The excess is taxed in the year contributed and each year after that until you correct it.

You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due, including extensions, for the year of the contribution.

The excess contribution can be corrected if you contribute less than the permissible amount the following year; however, the excise tax is not avoided and will be due on the amount you over contributed the previous year.


ARE MY CONTRIBUTIONS DEDUCTIBLE?

Generally, if you are not covered by a qualified retirement plan, the amount you can deduct in a year for contributions to your IRA is the lesser of your taxable compensation for the year or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year.

However, if you are not covered by a qualified retirement plan, but your spouse is you may be able to deduct those contributions to an IRA; however, the amount you may deduct for IRA contributions will be phased out if your adjusted gross income ("AGI") exceeds $167,000.

If you are covered by a qualified retirement plan, the amount of IRA contributions you may deduct in a year may be reduced or eliminated based on your AGI for the year. The limits are:

------------------- -------------------- --------------------
  TAXABLE YEARS      SINGLE TAXPAYERS       JOINT RETURNS
   BEGINNING IN       PHASE-OUT RANGE      PHASE-OUT RANGE
------------------- -------------------- --------------------
  2010 and after      $56,000-$66,000      $89,000-$109,000
------------------- -------------------- --------------------

TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS

1. Earnings of your IRA contract are not taxed until they are distributed from the IRA.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions are non-taxable to the extent they represent a return of non-deductible contributions. The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. Amounts held in IRAs are generally subject to the imposition of federal estate taxes. In addition, if you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.

5. Your IRA contract's tax-sheltered status will be lost and the value of your contract will be taxable to you, if:

     a. you engage in a prohibited transaction, as described in Internal Revenue Code Section 4975(c);

     b.   you borrow from your IRA;

     c.   you pledge your IRA as collateral for a loan; or

     d. you invest any part of your IRA assets in collectibles, as defined in Internal Revenue Code Section 408(m)(2).


REQUIRED MINIMUM DISTRIBUTIONS

In general, you must start receiving minimum distributions from your IRA by April 1 following the year in which you reach age 70 1/2 (your "required beginning date") either in a single lump sum or over a period not extending beyond the joint life expectancy of you and a designated beneficiary. For 2009, the required minimum distribution requirements have been suspended and no distributions are required.

Figure your required minimum distribution for each year by dividing the value of your IRA on December 31 of the preceding year by the applicable distribution period or life expectancy found in a table issued by the Internal Revenue Service. Generally, the applicable life expectancy is the remaining joint life and last survivor expectancy of you and a designated beneficiary if that designated beneficiary is assumed to be 10 years younger than you. If your spouse, as your sole designated beneficiary, is more than 10 years younger than you, distributions may be taken over a longer period. The applicable life expectancy may be found in a current version of IRS Publication 590 "Individual

Retirement Arrangements." To obtain a free copy of IRS Publication 590 and other IRA forms, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions, or you can find Publication 590 on the Internet at www.irs.gov.

Annuity payments which begin by April 1 of the year following the year you reach age 70 1/2 satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your beneficiary, provided that, if installments are guaranteed, the maximum guaranty period must be less than the applicable life expectancy.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distribution of these amounts from any one or more of your IRAs.

If the actual distribution from your IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is an excess accumulation. There is a 50% excise tax on any excess accumulations.

If you die after your required beginning date, your entire remaining account balance must be distributed to your designated beneficiary at least as rapidly as under the method of distribution in effect on your date of death.

After your death, the general rule is that your entire balance must be distributed in substantially equal installments over a fixed period not exceeding your designated beneficiary's life expectancy (as determined under tables issued by the IRS), beginning no later than December 31 of the year following the year in which you died. If you have no individual designated beneficiary, or if the beneficiary elects to delay distributions, your account must be distributed by the end of the fifth calendar year after the year of your death. If this period includes the year 2009, the five year period is extended to six years. If your spouse is your designated beneficiary, such distribution need not commence until December 31 of the year during which you would have attained age 70 1/2 had you survived. Alternatively, if your designated beneficiary is your spouse, he or she may elect to treat your IRA as his or her own IRA. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore spousal continuation will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


ARE THERE ANY PENALTIES FOR PREMATURE DISTRIBUTIONS?

There is an additional tax on premature distributions equal to 10% of the amount of the premature distribution that you must include in your gross income. Premature distributions are generally amounts you withdraw from your IRA before you are age 59 1/2. However, the tax on premature distributions does not apply:

  1. To distributions that are rolled over tax free to another IRA, a qualified employee retirement plan, a tax-sheltered annuity, or a governmental 457 deferred compensation plan.

  2. To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life expectancy of you and your beneficiary.

  3. To amounts distributed to a beneficiary, or the individual's estate, on or after the death of the individual.

  4. If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that your condition can be expected to result in death or to be of long, continued, and indefinite duration.

  5. To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7 1/2% of your adjusted gross income for the year).

  6. To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

  7. To a "qualified first-time homebuyer distribution," within the meaning of Internal Revenue Code Section 72(t)(8), up to $10,000.

  8. To a distribution for post-secondary education costs for you, your spouse or any child or grandchild of you or your spouse.

  9. To a distribution due to a levy by the Internal Revenue Service on the contract.

 10.  To a qualified reservist distribution.


REPORTS

1. Financial information about your IRA will be provided to you annually.

2. IRS Form 5329 must be filed for a year during which excise tax is imposed.

SIMPLIFIED EMPLOYEE PENSION (SEP-IRA)

Your Employer may contribute to your IRA, pursuant to a Simplified Employee Pension, the lesser of 25% of your compensation from such Employer or $49,000. In addition to the Employer's contribution to the SEP, you may also make a contribution to your IRA within the appropriate limits.


FINANCIAL INFORMATION

Contributions to your IRA contract are subject to certain charges including the mortality and expense risk fee. Any applicable charges are described in more detail in the variable annuity contract prospectus which accompanies this IRA Disclosure Statement. The mortality and expense risk fee is not deducted from contract value allocated to the contract's general account option. See the accompanying prospectus for the Underlying Funds for information about the charges associated with the funds underlying the variable annuity contract. Contractowners who allocate contract value to the Subaccounts bear a pro rata share of the Underlying Fund's fees and expenses. The growth in value of the IRA contract is neither guaranteed, nor projected, but is based upon the investment experience of the underlying mutual fund portfolios that correspond to the Subaccounts to which you have allocated contract value.


             THIS DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS

                                                                      APPENDIX B

                       ROTH INDIVIDUAL RETIREMENT ANNUITY
                              DISCLOSURE STATEMENT



This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Roth IRAs. Internal Revenue Service regulations require that this Disclosure Statement be given to each person desiring to establish a Roth IRA. Further information can be obtained from any district office of the Internal Revenue Service.


RIGHT TO REVOKE

You may revoke your Roth IRA within seven days after it has been established. For purposes of revocation, the date your first purchase payment is received by First Security Benefit Life Insurance and Annuity Company of New York will be the date the account is established. To revoke your Roth IRA and receive a refund of the entire amount of contribution paid, you must mail or deliver a written notice of revocation, signed exactly as your signature appears on your variable annuity application, to: FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK, ADMINISTRATIVE OFFICE, P.O. BOX 750497, TOPEKA, KS 66675-0497, 1-800-888-2461.

If you send your revocation notice by First Class Mail, we will consider that you have notified us as of the date of the postmark on the envelope. If you send it by Certified or Registered Mail, you will have notified us as of the certification or registration date on the label. In either case, the revocation notice must be properly addressed and mailed, with postage prepaid. Upon receipt of a timely revocation notice, the entire amount of your contribution will be returned to you without adjustment for sales commissions, administrative fees or market value fluctuation.


WHAT ARE THE REQUIREMENTS?

A Roth IRA contract must meet the following requirements:

1.   The amount in your Roth IRA must be fully vested at all times.

2.   The contract must provide that you cannot transfer it to someone else.

3.   The contract must have flexible premiums.

4. If you die before your entire interest in the contract has been distributed, your beneficiary may need to receive distributions within a specified time frame (see "Required Minimum Distributions" below).

5. The contract must provide that you cannot contribute more than the lesser of 100% of your taxable compensation or the applicable dollar amount as shown in the table below. This requirement does not apply to qualified rollover contributions. (See "Rollovers and Direct Transfers" below).

6. The contract must provide that any refund of premium will be applied before the close of the calendar year of the year of refund toward the payment of future premiums or the purchase of additional benefits.

The annuity contract described in the prospectus which accompanies this Roth IRA Disclosure Statement contains the provisions described above. Approval as to the form of the contract has been provided by the Internal Revenue Service.


ROLLOVERS AND DIRECT TRANSFERS

1. You may make a qualified rollover contribution to this Roth IRA from any "eligible retirement plan" including a qualified plan, a 403(b) plan, a 457 governmental plan or any kind of IRA, including another Roth IRA, and such a contribution will not count toward the annual limit on contributions to this Roth IRA. Prior to 2010, you could make a qualified rollover contribution from any of these accounts (except another Roth IRA or Roth account in a 401(k) or 403(b) plan) only if your modified adjusted gross income for the year in which the rollover will occur is $100,000 or less and you are not a married individual filing a separate return from your spouse. Beginning in 2010, the modified adjusted gross income and filing status limitations for rollovers have been removed. A rollover from a traditional IRA may be subject to income taxes. However, taxation of income from taxable rollovers from these other eligible retirement plans that occur in 2010 may be recognized ratably in 2011 and 2012. After 2011, all income will be recognized in the year of the rollover.

2. Any after-tax amount distributed rolled over to your Roth IRA (such as non-deductible contributions to a traditional IRA) will not be subject to federal income taxes. Qualified rollovers from a Roth account in a Section 401(k) or a Section 403(b) plan are also not taxable.

3. You must complete any qualified rollover contribution by the 60th day after the date you receive a distribution from the plan or your IRA.

4. A direct transfer of funds in a rollover to a Roth IRA from one trustee or insurance company to this Roth IRA, and any rollover from a Roth account in a Section 401(k) or a Section 403(b) plan is not required to be counted as a rollover.

5. A distribution from this Roth IRA may be used as a rollover contribution to another Roth IRA. You may not transfer a Roth IRA to a traditional IRA or any other qualified plan, including a Roth account in a Section 401(k) or a
     Section 403(b) plan.

6. You may not rollover minimum required distributions from your traditional IRA, any qualified plan or Section 403(b) plan, or governmental 457 plan into this Roth IRA.

7. A rollover contribution from one IRA to another IRA, other than a qualified rollover contribution from a traditional IRA to a Roth IRA, may be made only once a year. The one-year period begins on the date you receive the distribution from the first IRA, not on the date you roll it over (reinvest it) into another IRA. A conversion from a traditional IRA to a Roth IRA is not treated as a rollover for purposes of the one-year rule.


AMOUNT OF ANNUAL CONTRIBUTION

1. In general, the amount you can contribute each year to the Roth IRA is the lesser of 100% of compensation or $5,000. If you are age 50 or over, you may make an additional catch-up contribution to a Roth IRA of $1,000 for each tax year.

     If you have more than one IRA (either a Roth IRA or a traditional IRA), the limit applies to the total contributions made to your IRAs for the year. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation.

2. No amount you contribute to the Roth IRA will be deductible for federal income tax purposes.

3. Contributions to your Roth IRA can be made at any time or by the due date of your federal tax return, not including extensions. If you make a contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year.

4. If both you and your spouse have compensation, you can each set up your own Roth IRA. The contribution for each of you is figured separately and depends on how much each of you earns. Both of you cannot participate in the same Roth IRA.

5. If you and your spouse file a joint return, each of you may contribute up to $5,000 (or $6,000 in 2010 if you are age 50 or older) to your own Roth IRA annually if your joint income in 2010 is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year 2010 is the lesser of $5,000 (or $6,000 if you are age 50 or older) or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of: (i) $5,000 (or $6,000 if you are age 50 or older) or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her Roth IRA.

6. Your maximum annual contribution amount shall be phased-out if you are single and have an adjusted gross income between $105,000 and $120,000, or if you are married and you and your spouse have a combined adjusted gross income between $167,000 and $177,000 in accordance with Internal Revenue Code Section 408A(c)(3).


TAX STATUS OF DISTRIBUTIONS

1. Since your contributions to the contract will be made with after-tax dollars, your contributions will not be subject to federal income tax when they are distributed to you. Distributions from the Roth IRA will be considered as coming first from your contributions and then from the earnings on your contributions. You will owe no federal income tax when earnings on your contributions are distributed to you, provided they are distributed in a "qualified distribution."

2. "Qualified distributions" from the Roth IRA will not be subject to federal income tax or the additional 10% early withdrawal tax. To be qualified, a distribution must:

     a. occur after the five-year period beginning on the first day of the year you made your initial contribution to any Roth IRA, and

     b.   must be:

          (1)  made on or after the date on which you attain age 59 1/2;

          (2)  made to a beneficiary (or your estate) on or after your death;

          (3)  attributable to your being disabled; or

          (4) a distribution to pay for "qualified first-time homebuyer expenses" under Internal Revenue Code Section 72(t)(8) up to $10,000.

3. You will owe federal income tax, and perhaps an additional 10% early withdrawal tax, as a result of obtaining a "nonqualified distribution."

4. Amounts held in Roth IRAs are generally subject to the imposition of federal estate taxes. If you elect to have all or any part of your account payable to a beneficiary (or beneficiaries) upon your death, the election generally will not subject you to any gift tax liability.


REQUIRED MINIMUM DISTRIBUTIONS

1. You are not required to receive minimum distributions from your Roth IRA during your lifetime.

2. If you die before the entire balance in your Roth IRA has been distributed, the general rule is that the entire balance must be distributed in substantially equal installments over a fixed period not exceeding the designated beneficiary's life expectancy (as determined under Internal Revenue Service regulations), beginning no later than December 31 of the year following the year in which you died. If you have no individual designated beneficiary, or if the beneficiary elects to delay distributions, your account must be distributed by the end of the fifth calendar year after the year of your death. If this period includes the year 2009, the five year period is extended to six years. If your spouse is the sole designated beneficiary of your Roth IRA on your date of death, these rules do not apply and the Roth IRA will be treated as your spouse's IRA, and no distributions from the Roth IRA to your spouse will be required during your spouse's lifetime. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore spousal continuation will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

3. Life expectancies are determined using the life expectancy tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590, write the IRS Forms Distribution Center for your area as shown in your income tax return instructions, or you may download Publication 590 from www.irs.gov.

4. If the actual distribution from your Roth IRA is less than the minimum amount that should be distributed in accordance with the rules set forth above, the difference is an excess accumulation. There is a 50% excise tax on any excess accumulations.


WHAT HAPPENS IF EXCESS CONTRIBUTIONS ARE MADE TO MY ROTH IRA?

1. You must pay a 6% excise tax if you make excess contributions to your Roth IRA. Generally, an excess contribution is the amount contributed to your Roth IRA that is above the maximum amount you can contribute for the year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount, plus the net income on those excess contributions, by the date your tax return is due, including extensions, for the year of the contribution. The net earnings on these excess contributions will be included in your income for the year in which the contributions were made.

3. If your excess contributions, plus the net income on those contributions, are distributed after the due date of your tax return for the year of contribution, the earnings on those contributions may be subject to federal income tax and the 10% tax on premature distributions. However, if you choose to leave the excess contributions in your Roth IRA after the due date of your income tax return for the year of contribution, the excess contributions will be treated as deemed Roth IRA contributions for subsequent years, to the extent you contribute less than the maximum amount which you are allowed to contribute for those subsequent years.


ARE THERE ANY PENALTIES FOR PREMATURE DISTRIBUTIONS?

There is an additional tax on premature distributions which are part of a nonqualified distribution equal to 10% of the amount of the premature distribution that you must include in your gross income. (See the discussion above on the "Tax Status of Distributions.") Premature distributions are generally amounts you withdraw from your Roth IRA before you are age 59 1/2. However, the tax on premature distributions does not apply:

1. To distributions that constitute qualified rollover contributions to another Roth IRA.

2. To a series of substantially equal periodic payments made over your life or life expectancy, or the joint life expectancy of you and your beneficiary.

3. To amounts distributed to a beneficiary, or your estate, on or after your death.

4. If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that your condition can be expected to result in death or to be of long, continued, and indefinite duration.

5. To a distribution which does not exceed the amount of your medical expenses that could be deducted for the year (generally speaking, medical expenses paid during a year are deductible to the extent they exceed 7 1/2% of your adjusted gross income for the year).

6. To a distribution (subject to certain restrictions) that does not exceed the premiums you paid for health insurance coverage for yourself, your spouse and dependents if you have been unemployed and received unemployment compensation for at least 12 weeks.

7. To a "qualified first-time homebuyer distribution," within the meaning of Internal Revenue Code Section 72(t)(8), up to $10,000.

8. To a distribution for post-secondary education costs for you, your spouse or any child or grandchild of you or your spouse.

9. To a distribution due to a levy by the Internal Revenue Service of the qualified plan.

10.  To a qualified reservist distribution.


IRA EXCISE TAX REPORTING

Use Form 5329, Return for Individual Retirement Arrangement Taxes, to report the excise taxes on excess contributions and premature distributions. If you do not owe any excise taxes, you do not need to file Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.


TRANSACTIONS WITH YOUR ROTH IRA

If you engage in a so-called prohibited transaction with respect to your Roth IRA, the IRA will lose its exemption from tax. In this event, you will be taxed on the taxable portion of the fair market value of the contract even if you do not actually receive a distribution. In addition, if you are less than age 59 1/2, your taxes may be further increased by a penalty tax in an amount equal to 10% of the taxable portion of the fair market value of the contract. These prohibited transactions include borrowing money from your Roth IRA, using your Roth IRA account as security for a loan or a number of other financial transactions with your Roth IRA. If you pledge your Roth IRA as security for a loan, then the amount or portion pledged is considered to be distributed to you and also the taxable portion must be included in your gross income. (Note: This contract does not allow borrowings under it, nor may it be assigned or pledged as collateral for a loan.)


FINANCIAL INFORMATION

Contributions to your Roth IRA contract are subject to certain charges including the mortality and expense risk fee. Any applicable charges are described in more detail in the variable annuity contract prospectus which accompanies this Roth IRA Disclosure Statement. The mortality and expense risk fee is not deducted from contract value allocated to the contract's general account option. See the accompanying prospectus for the Underlying Funds for information about the charges associated with the funds underlying the variable annuity contract. Contractowners who allocate contract value to the Subaccounts bear a pro rata share of the underlying fund's fees and expenses. The growth in value of the Roth IRA contract is neither guaranteed, nor projected, but is based upon the investment experience of the Underlying Fund portfolios that correspond to the Subaccounts to which you have allocated contract value.

IMPORTANT: The discussion of the tax rules for Roth IRAs in this Disclosure Statement is based upon the best available information. However, the rules that apply to Roth IRAs, including those applicable to the conversion and reconversion of IRAs, are complex and may have consequences that are specific to your personal tax or financial situation. Therefore, you should consult your tax advisor for the latest developments and for advice about how maintaining a Roth IRA will affect your personal tax or financial situation.


             THIS DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS

--------------------------------------------------------------------------------


                        ELITEDESIGNS(R) VARIABLE ANNUITY

                           VARIABLE ANNUITY ACCOUNT A

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATE: MAY 1, 2010


                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                      800 WESTCHESTER AVENUE, SUITE 641 N.
                               RYE BROOK, NY 10573
                                 1-800-355-4570

                                MAILING ADDRESS:
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2010, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.



--------------------------------------------------------------------------------
7013A                                                    32-70131-01  2009/05/01

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY.............................................  3
   Safekeeping of Assets....................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE.......................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS.......  4
   Section 403(b)...........................................................  4
   Sections 408 and 408A....................................................  4

PERFORMANCE INFORMATION.....................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................  5

FINANCIAL STATEMENTS........................................................  5

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York ("the Company"), and the Variable Annuity Account A (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The annual mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the annual administration charge of 0.25% of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.   the amount of subaccount adjustment per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the OppenheimerFunds Global Subaccount and one optional rider, the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:

--------------------------------------------------------------
Excess Charge on an Annual Basis...........             0.10%
--------------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

--------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date......        $10.00
Accumulation Unit Value
   as of Reinvestment Date................       $  9.975
                                                  -------
Gross Subaccount Adjustment Per Unit......       $  0.025
Less:  Excess Charge Per Unit.............    -  $  0.00085
                                                  ---------
Net Subaccount Adjustment Per Unit........       $  0.02415
Times:  Number of Accumulation Units......    x        5,000
                                                 -----------
Net Subaccount Adjustment Amount..........          $ 120.75
--------------------------------------------------------------

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Funds Global Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value

--------------------------------------------------------------------------------
of $49,995.75 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(b) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for tax year 2010. The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,000, can be made to a 403(b) annuity during the 2010 tax year. The $55,000 limit may also be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the Section 415(c) limit for 2010 is the lesser of (i) $49,000, or
(ii) 100% of the employee's annual compensation.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one

--------------------------------------------------------------------------------
hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 0.70%; (2) the annual administration charge of 0.25%; and (3) the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account A - EliteDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of Variable Annuity Account A - EliteDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, are set forth herein, following this section.


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                       5

FINANCIAL STATEMENTS

Variable Annuity Account A -
EliteDesigns Variable Annuity
Year Ended December 31, 2009
With Report of Independent Registered Public Accounting Firm

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                              Financial Statements


                          Year Ended December 31, 2009




                                    Contents

Report of Independent Registered Public Accounting Firm.......................1

Audited Financial Statements

Statements of Net Assets......................................................3
Statements of Operations......................................................8
Statements of Changes in Net Assets..........................................16
Notes to Financial Statements................................................25

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account A - EliteDesigns Variable Annuity
   and
The Board of Directors
First Security Benefit Life Insurance and
   Annuity Company of New York

We have audited the accompanying statements of net assets of each of the respective subaccounts of Variable Annuity Account A (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York consisting of the AIM V.I. International Growth, Direxion Dynamic VP HY Bond, Federated High Income Bond II, Fidelity VIP Investment-Grade Bond, PIMCO VIT Total Return, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne Clermont, Rydex VT All-Cap Opportunity, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x
Strategy, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Japan 2x Strategy, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100, Rydex VT NASDAQ-100 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Retailing, Rydex VT Russell 2000 1.5x Strategy, Rydex VT Russell 2000 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT Technology, Rydex VT Transportation, Rydex VT U.S. Government Money Market, and Templeton Developing Markets Securities subaccounts, as of December 31, 2009, and the related statements of operations, and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account A that are available for investment by contract owners of EliteDesigns Variable Annuity at December 31, 2009, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


Kansas City, Missouri
April 30, 2010

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                            Statements of Net Assets

                                December 31, 2009

                                                                                  Fidelity VIP                           RVT CLS
                                           Direxion Dynamic  Federated High       Investment-        PIMCO VIT         AdvisorOne
                                             VP HY Bond      Income Bond II       Grade Bond        Total Return         Amerigo
                                           -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market
     value ..........................      $     733,447      $       7,315      $       5,225      $     224,734      $      36,529
                                           -----------------------------------------------------------------------------------------
Total assets ........................            733,447              7,315              5,225            224,734             36,529
                                           -----------------------------------------------------------------------------------------

Net assets ..........................      $     733,447      $       7,315      $       5,225      $     224,734      $      36,529
                                           =========================================================================================
Units outstanding
   0 Year ...........................             84,619                701                500                526              4,550
   5 Year ...........................                 --                 --                 --             18,498                 --
                                           -----------------------------------------------------------------------------------------
Total units .........................             84,619                701                500             19,024              4,550
                                           =========================================================================================
Unit value
   0 Year ...........................      $        8.67      $       10.43      $       10.46      $       11.74      $        8.03
   5 Year ...........................      $        8.72      $       10.49      $       10.52      $       11.81      $        8.08

Mutual funds, at cost ...............      $     652,022      $       6,346      $       5,033      $     227,860      $      38,393
Mutual fund shares ..................             42,371              1,100                426             20,770              1,217

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009


                                              RVT CLS            RVT CLS
                                            AdvisorOne          AdvisorOne          Rydex VT Basic       Rydex VT      Rydex VT
                                             Berolina           Clermont            Materials        Biotechnology     Health Care
                                           -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market ..........
                                           -----------------------------------------------------------------------------------------
     value ..........................      $      36,233      $      34,847      $         125      $         127      $         238
                                           -----------------------------------------------------------------------------------------
Total assets ........................             36,233             34,847                125                127                238
                                           -----------------------------------------------------------------------------------------
Net assets ..........................      $      36,233      $      34,847      $         125      $         127      $         238
                                           =========================================================================================

Units outstanding
   0 Year ...........................              4,460              4,266                 12                 14                 27
   5 Year ...........................                 --                 --                 --                 --                 --
                                           -----------------------------------------------------------------------------------------
Total units .........................              4,460              4,266                 12                 14                 27
                                           =========================================================================================
Unit value
   0 Year ...........................      $        8.12      $        8.17      $       10.10      $        9.34      $        8.72
   5 Year ...........................      $        8.17      $        8.22      $       10.16      $        9.40      $        8.77

Mutual funds, at cost ...............      $      40,027      $      31,532      $         126      $         123      $         222
Mutual fund shares ..................              1,694              1,604                  4                  6                  9

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                                                                                     Rydex VT
                                           Rydex VT Japan      Rydex VT Mid-Cap    Rydex VT         NASDAQ-100
                                            2x Strategy         1.5x Strategy     NASDAQ-100        2x Strategy       Rydex VT Nova
                                           -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market ..........
     value ..........................      $       2,945      $       1,274     $        1,461      $       2,186      $       3,169
                                           -----------------------------------------------------------------------------------------
Total assets ........................              2,945              1,274              1,461              2,186              3,169
                                           -----------------------------------------------------------------------------------------
Net assets ..........................      $       2,945      $       1,274      $       1,461      $       2,186      $       3,169
                                           =========================================================================================

Units outstanding
   0 Year ...........................                439                204                163                348                570
   5 Year ...........................                 --                 --                 --                 --                 --
                                           -----------------------------------------------------------------------------------------
Total units .........................                439                204                163                348                570
                                           =========================================================================================

Unit value
   0 Year ...........................      $        6.71      $        6.25      $        8.95      $        6.29      $        5.57
   5 Year ...........................      $        6.75      $        6.29      $        9.00      $        6.33      $        5.60

Mutual funds, at cost ...............      $       3,179      $         857      $         961      $       1,881      $       3,487
Mutual fund shares ..................                159                 85                 92                122                 52

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009


                                              Rydex VT       Rydex VT Russell                                          Rydex VT S&P
                                              Precious          2000 1.5x         Rydex VT S&P      Rydex VT S&P          MidCap
                                               Metals           Strategy        500 Pure Growth    500 Pure Value     400 Pure Value
                                           -----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market
     value ..........................      $         113      $       1,214      $       1,421      $       1,465      $       1,101
                                           -----------------------------------------------------------------------------------------
Total assets ........................                113              1,214              1,421              1,465              1,101
                                           -----------------------------------------------------------------------------------------
Net assets ..........................      $         113      $       1,214      $       1,421      $       1,465      $       1,101
                                           =========================================================================================

Units outstanding
   0 Year ...........................                 11                226                172                221                149
   5 Year ...........................                 --                 --                 --                 --                 --
                                           -----------------------------------------------------------------------------------------
Total units .........................                 11                226                172                221                149
                                           =========================================================================================

Unit value
   0 Year ...........................      $       10.44      $        5.37      $        8.27      $        6.64      $        7.41
   5 Year ...........................      $       10.50      $        5.41      $        8.32      $        6.68      $        7.45

Mutual funds, at cost ...............      $         123      $         944      $       1,131      $       1,354      $       1,064
Mutual fund shares ..................                  8                 55                 59                 21                 16

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2009

                                   Rydex VT U.S.
                                  Government Money
                                       Market
                                ----------------------
Assets:
   Mutual funds, at market
     value                      $     353,909
                                ----------------------
Total assets                          353,909
                                ----------------------
Net assets                      $     353,909
                                ======================

Units outstanding
   0 Year                              15,410
   5 Year                              21,855
                                ----------------------
Total units                            37,265
                                ======================

Unit value
   0 Year                       $        9.47
   5 Year                       $        9.52

Mutual funds, at cost           $     353,909
Mutual fund shares                    353,909

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2009


                                               AIM V.I.        Direxion                           Fidelity VIP
                                            International     Dynamic VP      Federated High       Investment-         PIMCO VIT
                                               Growth          HY Bond        Income Bond II       Grade Bond          Total Return
                                          -----------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                  $     --           $   23,394        $    449           $       265           $    4,797
   Expenses:
     Mortality and expense risk charge           --               (2,957)            (22)                  (16)                (259)
     Other expense charge                        --                   --              --                    --                   --
                                          -----------------------------------------------------------------------------------------

Net investment income (loss)                     --               20,437             427                   249                4,538

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                 --                   --              --                    16                6,759
     Realized capital gain (loss) on
       sales of fund shares                      65              (43,007)           (107)                  (10)                  21
     Change in unrealized
       appreciation/depreciation on
       investments during the year               --               78,340           1,807                   285                (796)
                                          -----------------------------------------------------------------------------------------

Net realized and unrealized capital
   gain (loss) on investments                    65               35,333           1,700                   291                5,984
                                          -----------------------------------------------------------------------------------------

Net increase (decrease) in net assets
   from operations                         $     65           $   55,770        $  2,127           $       540           $   10,522
                                          ==========================================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2009


                                             RVT CLS           RVT CLS          RVT CLS            Rydex VT All-
                                            AdvisorOne        AdvisorOne       AdvisorOne              Cap               Rydex VT
                                             Amerigo           Berolina         Clermont            Opportunity          Banking
                                          -----------------------------------------------------------------------------------------

Investment income (loss):
   Dividend distributions                  $     188          $      803        $      696         $        --           $       --
   Expenses:
     Mortality and expense risk charge          (138)               (123)             (105)                 --                   (1)
     Other expense charge                         --                  --                --                  --                   --
                                          -----------------------------------------------------------------------------------------
Net investment income (loss)                      50                 680               591                  --                   (1)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  --                  --                --                  --                   --
     Realized capital gain (loss) on
       sales of fund shares                   (9,669)               (332)             (273)               (468)                (732)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            17,564               7,976             5,980                 448                  255
                                          -----------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  7,895               7,644             5,707                 (20)                (477)
                                          -----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $   7,945          $    8,324        $    6,298         $       (20)          $     (478)
                                          ==========================================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2009


                                            Rydex VT Basic          Rydex VT       Rydex VT Dow        Rydex VT         Rydex VT
                                               Materials          Biotechnology     2x Strategy       Electronics        Energy
                                          ------------------------------------------------------------------------------------------

Investment income (loss):
   Dividend distributions                  $     --           $       --        $       --         $         --        $         --
   Expenses:
     Mortality and expense risk charge           (5)                  (2)               (1)                  (1)                 --
     Other expense charge                        --                   --                --                   --                  --
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                     (5)                  (2)               (1)                  (1)                 --

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  4                   --                --                   --                  --
     Realized capital gain (loss) on
       sales of fund shares                     416                 (267)             (976)                (489)                 (1)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               (1)                 149               681                  549                  --
                                          ------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   419                 (118)             (295)                  60                  (1)
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $    414           $     (120)       $     (296)        $         59        $         (1)
                                          ==========================================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2009


                                                                Rydex VT
                                                                Government                                              Rydex VT
                                             Rydex VT          Long Bond 1.2x      Rydex VT         Rydex VT             Japan 2x
                                          Energy Services        Strategy          Health Care      Internet             Strategy
                                          ------------------------------------------------------------------------------------------

Investment income (loss):
   Dividend distributions                 $       --          $       481       $       --         $         --        $         11
   Expenses:
     Mortality and expense risk charge            (1)                 (89)              (2)                  --                 (10)
     Other expense charge                         --                   --               --                   --                  --
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                      (1)                 392               (2)                  --                   1

Net realized and unrealized capital
    gain (loss) on investments:
     Capital gains distributions                  --                9,705               --                   --                  --
     Realized capital gain (loss) on
       sales of fund shares                     (400)             (15,031)            (349)                (436)                (14)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               369                  (88)             209                  495                 569
                                          ------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    (31)              (5,414)            (140)                  59                 555
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                        $      (32)         $    (5,022)      $     (142)        $         59        $        556
                                          ==========================================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                                                                   Rydex VT                               Rydex VT
                                         Rydex VT Mid-Cap      Rydex VT           NASDAQ-100                              Precious
                                          1.5x Strategy       NASDAQ-100          2x Strategy      Rydex VT Nova           Metals
                                          ------------------------------------------------------------------------------------------

Investment income (loss):
   Dividend distributions                 $        1        $          --        $      --         $         25        $         --
   Expenses:
     Mortality and expense risk charge            (3)                  (4)              (7)                 (12)                 (3)
     Other expense charge                         --                   --               --                   --                  --
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                      (2)                  (4)              (7)                  13                  (3)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  --                   --               --                   --                  --
     Realized capital gain (loss) on
       sales of fund shares                     (849)                (424)            (846)                 (20)                534
     Change in unrealized
       appreciation/depreciation on
       investments during the year             1,047                  952            1,909                  884                 (10)
                                          ------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    198                  528            1,063                  864                 524
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                        $      196        $         524        $   1,056         $        877        $        521
                                          ==========================================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2009


                                                               Rydex VT            Rydex VT        Rydex VT S&P
                                           Rydex VT          Russell 2000        Russell 2000 2x     500 Pure          Rydex VT S&P
                                           Retailing         1.5x Strategy         Strategy          Growth           500 Pure Value
                                          -----------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                 $       --        $          --        $      --         $         --        $         23
   Expenses:
     Mortality and expense risk charge            (1)                  (3)              (1)                  (4)                 (1)
     Other expense charge                         --                   --               --                   --                  --
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                      (1)                  (3)              (1)                  (4)                 22

Net realized and unrealized capital
    gain (loss) on investments:
     Capital gains distributions                  --                   --               --                   --                  --
     Realized capital gain (loss) on
       sales of fund shares                       67                   87             (923)                 235                  --
     Change in unrealized
       appreciation/depreciation on
       investments during the year                --                  270              483                  290                 111
                                          ------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                     67                  357             (440)                 525                 111
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                        $       66        $         354        $    (441)        $        521        $        133
                                          ==========================================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2009


                                          Rydex VT S&P      Rydex VT S&P                                               Rydex VT U.S.
                                           MidCap 400       SmallCap 600          Rydex VT            Rydex VT          Government
                                          Pure Value        Pure Growth          Technology         Transportation      Money Market
                                          ------------------------------------------------------------------------------------------

Investment income (loss):
   Dividend distributions                 $       10        $          --        $      --         $         --        $         19
   Expenses:
     Mortality and expense risk charge            (1)                  --               --                   --                (674)
     Other expense charge                         --                   --               --                   --                  --
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                       9                   --               --                   --                (655)

Net realized and unrealized capital
    gain (loss) on investments:
     Capital gains distributions                  --                   --               --                   --                  72
     Realized capital gain (loss) on
       sales of fund shares                       --                   35               14                  (92)                 --
     Change in unrealized
       appreciation/depreciation on
       investments during the year                37                   --               --                   58                  --
                                          ------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                     37                   35               14                  (34)                 72
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                        $       46        $          35        $      14         $        (34)       $       (583)
                                          ==========================================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2009

                                            Templeton
                                        Developing Markets
                                            Securities
                                       ----------------------
Investment income (loss):
   Dividend distributions              $          --
   Expenses:
     Mortality and expense risk charge            --
     Other expense charge                         --
                                       ----------------------
Net investment income (loss)                      --

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  --
     Realized capital gain (loss) on
       sales of fund shares                      161
     Change in unrealized
       appreciation/depreciation on
       investments during the year                --
                                       ----------------------
Net realized and unrealized capital              161
   gain (loss) on investments
                                       ----------------------
Net increase (decrease) in net assets  $         161
   from operations
                                       ======================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2009 and 2008


                                            AIM V.I.
                                          International
                                             Growth              Direxion Dynamic VP HY Bond
                                               2009                2009                2008
                                       ------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          --       $      20,437       $       3,700
     Capital gains distributions                  --                  --                  --
     Realized capital gain (loss) on
       sales of fund shares                       65             (43,007)             (5,334)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                --              78,340               3,085
                                       ------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                       65              55,770               1,451

   From contract owner transactions:
     Variable annuity deposits                    --                  --              19,596
     Terminations and withdrawals                 --             (24,510)                 --
     Transfers between subaccounts,
       net                                       (65)            (76,606)            757,746
                                       ------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                (65)           (101,116)            777,342
                                       ------------------------------------------------------
Net increase (decrease) in net assets             --             (45,346)            778,793
Net assets at beginning of year                   --             778,793                  --
                                       ------------------------------------------------------
Net assets at end of year              $          --       $     733,447       $     778,793
                                       ======================================================


                                            Federated High Income Bond II        Fidelity VIP Investment-Grade Bond
                                               2009                2008                2009                2008
                                       -----------------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $         427       $          64       $         249       $          (7)
     Capital gains distributions                  --                  --                  16                  --
     Realized capital gain (loss) on
       sales of fund shares                     (107)                 (4)                (10)                 (1)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             1,807                (838)                285                 (93)
                                       -----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    2,127                (778)                540                (101)

   From contract owner transactions:
     Variable annuity deposits                 1,115                 199                 892                 200
     Terminations and withdrawals                (70)                (26)                (54)                (23)
     Transfers between subaccounts,
       net                                     1,943               2,805               1,634               2,137
                                       -----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              2,988               2,978               2,472               2,314
                                       -----------------------------------------------------------------------------
Net increase (decrease) in net assets          5,115               2,200               3,012               2,213
Net assets at beginning of year                2,200                  --               2,213                  --
                                       -----------------------------------------------------------------------------
Net assets at end of year              $       7,315       $       2,200       $       5,225       $       2,213
                                       =============================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity


                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008


                                           PIMCO VIT Total Return                   RVT CLS AdvisorOne Amerigo
                                           2009              2008                    2009               2008
                                       -------------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $       4,538       $       1,761       $          50       $          18
     Capital gains distributions               6,759               1,362                  --                 741
     Realized capital gain (loss)
       on sales of fund shares                    21                  (4)             (9,669)               (119)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              (796)             (2,330)             17,564             (19,428)
                                       -------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations               10,522                 789               7,945             (18,788)

   From contract owner
     transactions:
     Variable annuity deposits               141,603              68,673               5,572               4,500
     Terminations and withdrawals             (1,138)                (28)               (457)               (397)
     Transfers between
       subaccounts, net                        1,508               2,805             (15,565)             53,719
                                       -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            141,973              71,450             (10,450)             57,822
                                       -------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                    152,495              72,239              (2,505)             39,034
Net assets at beginning of year               72,239                  --              39,034                  --
                                       -------------------------------------------------------------------------
Net assets at end of year              $     224,734       $      72,239       $      36,529       $      39,034
                                       =========================================================================


                                            RVT CLS AdvisorOne Berolina         RVT CLS AdvisorOne Clermont
                                              2009              2008              2009                 2008
                                       -------------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $         680       $         283       $         591       $          67
     Capital gains distributions                  --                 373                  --                 126
     Realized capital gain (loss)
       on sales of fund shares                  (332)                (85)               (273)                (19)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             7,976             (11,770               5,980              (2,665)
                                       -------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                8,324             (11,199)              6,298              (2,491)

   From contract owner
     transactions:
     Variable annuity deposits                 5,571               2,500               5,573                 500
     Terminations and withdrawals               (395)               (231)               (326)                (69)
     Transfers between
       subaccounts, net                          (90)             31,753              15,723               9,639
                                       -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              5,086              34,022              20,970              10,070
                                       -------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                     13,410              22,823              27,268               7,579
Net assets at beginning of year               22,823                  --               7,579                  --
                                       -------------------------------------------------------------------------
Net assets at end of year              $      36,233       $      22,823       $      34,847       $       7,579
                                       =========================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008


                                       Rydex VT All-Cap Opportunity                   Rydex VT Banking
                                           2009              2008                2009                 2008
                                       -------------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          --       $          (3)      $          (1)      $          (1)
     Capital gains distributions                  --                   3                  --                  --
     Realized capital gain (loss)
       on sales of fund shares                  (468)                 (3)               (732)                 (2)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               448                (448)                255                (255)
                                       -------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                  (20)               (451)               (478)               (258)

   From contract owner
     transactions:
     Variable annuity deposits                    --                  --                  --                  --
     Terminations and withdrawals                 (3)                 (8)                (11)                 (7)
     Transfers between
       subaccounts, net                         (851)              1,333              (3,333)              4,087
                                       -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               (854)              1,325              (3,344)              4,080
                                       -------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                       (874)                874              (3,822)              3,822
Net assets at beginning of year                  874                  --               3,822                  --
                                       -------------------------------------------------------------------------
Net assets at end of year              $          --       $         874       $          --       $       3,822
                                       =========================================================================


                                         Rydex VT Basic Materials             Rydex VT Biotechnology
                                           2009              2008              2009              2008
                                       -------------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          (5)      $          (1)      $          (2)      $          (2)
     Capital gains distributions                   4                  --                  --                  --
     Realized capital gain (loss)
       on sales of fund shares                   416                (586)               (267)                 (2)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                (1)                 --                 149                (145)
                                       -------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                  414                (587)               (120)               (149)

   From contract owner
     transactions:
     Variable annuity deposits                   224                  --                 223                  --
     Terminations and withdrawals                (15)                 (7)                 (4)                 (4)
     Transfers between
       subaccounts, net                         (498)                594              (1,248)              1,429
                                       -------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               (289)                587              (1,029)              1,425
                                       -------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                        125                  --              (1,149)              1,276
Net assets at beginning of year                   --                  --               1,276                  --
                                       -------------------------------------------------------------------------
Net assets at end of year              $         125       $          --       $         127       $       1,276
                                       =========================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008

                                              Rydex VT Dow 2x Strategy
                                               2009                2008
                                       ----------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $       (1)      $         6
     Capital gains distributions               --                --
     Realized capital gain (loss) on
       sales of fund shares                  (976)               (5)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            681              (680)
                                       ----------------------------------
   Net increase (decrease) in net
     assets from operations                  (296)             (679)

   From contract owner transactions:
     Variable annuity deposits                 --                --
     Terminations and withdrawals              (4)               (6)
     Transfers between subaccounts,
       net                                   (194)            1,179
                                       ----------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (198)            1,173
                                       ----------------------------------
Net increase (decrease) in net assets        (494)              494
Net assets at beginning of year               494                --
                                       ----------------------------------
Net assets at end of year              $       --       $       494
                                       ==================================

                                               Rydex VT Electronics                 Rydex VT Energy
                                           2009                2008            2009              2008
                                       ---------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $       (1)        $      (3)     $      --       $        (1)
     Capital gains distributions               --                --             --                --
     Realized capital gain (loss) on
       sales of fund shares                  (489)               (4)            (1)             (217)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            549              (549)            --                --
                                       ---------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    59              (556)            (1)             (218)

   From contract owner transactions:
     Variable annuity deposits                  3                --             --                --
     Terminations and withdrawals              (5)               (7)            --                (6)
     Transfers between subaccounts,
       net                                   (680)            1,186              1               224
                                       ---------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (682)            1,179              1               218
                                       ---------------------------------------------------------------
Net increase (decrease) in net assets        (623)              623             --                --
Net assets at beginning of year               623                --             --                --
                                       ---------------------------------------------------------------
Net assets at end of year              $       --         $     623      $      --          $     --
                                       ===============================================================

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008



                                              Rydex VT Energy Services           Rydex VT Europe
                                                                                 1.25x Strategy
                                               2009                2008                2008
                                       -----------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          (1)      $          (1)      $          --
     Capital gains distributions                  --                  30                  --
     Realized capital gain (loss) on
       sales of fund shares                     (400)               (153)               (114)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               369                (369)                 --
                                       -----------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      (32)               (493)               (114)

   From contract owner transactions:
     Variable annuity deposits                    --                  --                  --
     Terminations and withdrawals                 (5)                 (8)                 (3)
     Transfers between subaccounts,
       net                                      (166)                704                 117
                                       -----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               (171)                696                 114
                                       -----------------------------------------------------------
Net increase (decrease) in net assets           (203)                203                  --
Net assets at beginning of year                  203                  --                  --
                                       -----------------------------------------------------------
Net assets at end of year              $          --       $         203       $          --
                                       ===========================================================


                                          Rydex VT Government Long Bond 1.2x         Rydex VT Health Care
                                                       Strategy
                                                2009                2008           2009                 2008
                                       --------------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $         392       $       2,452       $          (2)         $       (1)
     Capital gains distributions               9,705                  --                  --                  39
     Realized capital gain (loss) on
       sales of fund shares                  (15,031)            184,668                (349)                 (2)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               (88)                 88                 209                (193)
                                       --------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                   (5,022)            187,208                (142)               (157)

   From contract owner transactions:
     Variable annuity deposits                    --                 237                 223                  --
     Terminations and withdrawals            (11,044)               (361)                 (5)                 (5)
     Transfers between subaccounts,
       net                                    16,066            (187,084)             (1,233)              1,557
                                       --------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              5,022            (187,208)             (1,015)              1,552
                                       --------------------------------------------------------------------------
Net increase (decrease) in net assets             --                  --              (1,157)              1,395
Net assets at beginning of year                   --                  --               1,395                  --
                                       --------------------------------------------------------------------------
Net assets at end of year              $          --       $          --       $         238          $    1,395
                                       ==========================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008


                                                                                Rydex VT Inverse
                                                  Rydex VT Internet              Dow 2x Strategy
                                               2009                2008                2008
                                       ----------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          --       $          (3)      $          --
     Capital gains distributions                  --                  --                  --
     Realized capital gain (loss) on
       sales of fund shares                     (436)                 (4)                (12)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               495                (495)                 --
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                       59                (502)                (12)

   From contract owner transactions:
     Variable annuity deposits                    --                  --                  --
     Terminations and withdrawals                 (2)                 (7)                 --
     Transfers between subaccounts,
       net                                      (733)              1,185                  12
                                       ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               (735)              1,178                  12
                                       ----------------------------------------------------------
Net increase (decrease) in net assets           (676)                676                  --
Net assets at beginning of year                  676                  --                  --
                                       ----------------------------------------------------------
Net assets at end of year              $          --       $         676       $          --
                                       ==========================================================


                                              Rydex VT Japan 2x Strategy            Rydex VT Mid-Cap 1.5x Strategy
                                                2009                2008                2009                2008
                                       ----------------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $           1       $           9       $          (2)         $       (3)
     Capital gains distributions                  --                  --                  --                  --
     Realized capital gain (loss) on
       sales of fund shares                      (14)                 (8)               (849)                 (4)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               569                (803)              1,047                (630)
                                       ----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      556                (802)                196                (637)

   From contract owner transactions:
     Variable annuity deposits                   447                  --                  --                  --
     Terminations and withdrawals                (30)                (14)                (13)                 (7)
     Transfers between subaccounts,
       net                                       391               2,397                 548               1,187
                                       ----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                808               2,383                 535               1,180
                                       ----------------------------------------------------------------------------
Net increase (decrease) in net assets          1,364               1,581                 731                 543
Net assets at beginning of year                1,581                  --                 543                  --
                                       ----------------------------------------------------------------------------
Net assets at end of year              $       2,945       $       1,581       $       1,274          $      543
                                       ============================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008



                                                  Rydex VT NASDAQ-100               Rydex VT NASDAQ-100 2x Strategy
                                                2009              2008                   2009                2008
                                       ----------------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          (4)      $          (1)      $          (7)         $       (2)
     Capital gains distributions                  --                  --                  --                  --
     Realized capital gain (loss)
       on sales of fund shares                  (424)                 (3)               (846)                (12)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               952                (451)              1,909              (1,604)
                                       ----------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                  524                (455)              1,056              (1,618)

   From contract owner
     transactions:
     Variable annuity deposits                   223                  --                 223                  --
     Terminations and withdrawals                (15)                 (8)                (21)                (12)
     Transfers between
       subaccounts, net                            7               1,185                (483)              3,041
                                       ----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                215               1,177                (281)              3,029
                                       ----------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                        739                 722                 775               1,411
Net assets at beginning of year                  722                  --               1,411                  --
                                       ----------------------------------------------------------------------------
Net assets at end of year              $       1,461       $         722       $       2,186          $    1,411
                                       ============================================================================


                                                                                   Rydex VT            Rydex VT
                                                Rydex VT Nova                   Precious Metals       Retailing
                                            2009              2008                   2009                2009
                                       ----------------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          13       $           2       $          (3)         $       (1)
     Capital gains distributions                  --                  --                  --                  --
     Realized capital gain (loss)
       on sales of fund shares                   (20)                 (9)                534                  67
     Change in unrealized
       appreciation/depreciation on
       investments during the year               884              (1,202)                (10)                 --
                                       ----------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                  877              (1,209)                521                  66

   From contract owner
     transactions:
     Variable annuity deposits                   446                  --                 223                   1
     Terminations and withdrawals                (29)                (13)                 (3)                 (3)
     Transfers between
       subaccounts, net                          699               2,398                (628)                (64)
                                       ----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              1,116               2,385                (408)                (66)
                                       ----------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                      1,993               1,176                 113                  --
Net assets at beginning of year                1,176                  --                  --                  --
                                       ----------------------------------------------------------------------------
Net assets at end of year              $       3,169       $       1,176       $         113         $        --
                                       ============================================================================


See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008


                                       Rydex VT Russell
                                         2000 1.5x                                                Rydex VT S&P 500
                                         Strategy       Rydex VT Russell 2000 2x Strategy            Pure Growth
                                           2009              2009              2008                     2009
                                       --------------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          (3)      $          (1)      $          21         $        (4)
     Capital gains distributions                  --                  --                  --                  --
     Realized capital gain (loss)
       on sales of fund shares                    87                (923)                 (4)                235
     Change in unrealized
       appreciation/depreciation on
       investments during the year               270                 483                (483)                290
                                       --------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                  354                (441)               (466)                521

   From contract owner
     transactions:
     Variable annuity deposits                    --                  --                  --                 223
     Terminations and withdrawals                 (8)                 (3)                 (2)                (11)
     Transfers between
       subaccounts, net                          868                (495)              1,407                 688
                                       --------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                860                (498)              1,405                 900
                                       --------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                      1,214                (939)                939               1,421
Net assets at beginning of year                   --                 939                  --                  --
                                       --------------------------------------------------------------------------
Net assets at end of year              $       1,214       $          --       $         939         $     1,421
                                       ==========================================================================


                                                           Rydex VT S&P       Rydex VT S&P
                                          Rydex VT S&P      MidCap 400        SmallCap 600           Rydex VT
                                        500 Pure Value      Pure Value        Pure Growth          Technology
                                           2009              2009                2009                 2009
                                       --------------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          22       $           9       $          --         $        --
     Capital gains distributions                  --                  --                  --                  --
     Realized capital gain (loss)
       on sales of fund shares                    --                  --                  35                  14
     Change in unrealized
       appreciation/depreciation on
       investments during the year               111                  37                  --                  --
                                       --------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                  133                  46                  35                  14

   From contract owner
     transactions:
     Variable annuity deposits                    --                  --                  --                  --
     Terminations and withdrawals                 --                  (4)                 --                  --
     Transfers between
       subaccounts, net                        1,332               1,059                 (35)                (14)
                                       --------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              1,332               1,055                 (35)                (14)
                                       --------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                      1,465               1,101                  --                  --
Net assets at beginning of year                   --                  --                  --                  --
                                       --------------------------------------------------------------------------
Net assets at end of year              $       1,465       $       1,101       $          --         $        --
                                       ==========================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2009 and 2008


                                                                                                                Templeton
                                                                                                               Developing
                                                                          Rydex VT U.S. Government Money         Markets
                                          Rydex VT Transportation                     Market                   Securities
                                           2009              2008              2009              2008              2009
                                       -----------------------------------------------------------------------------------------

Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          --       $          --       $        (655)        $       664     $        --
     Capital gains distributions                  --                   9                  72                  --              --
     Realized capital gain (loss)
       on sales of fund shares                   (92)                 --                  --                  --             161
     Change in unrealized
       appreciation/depreciation on
       investments during the year                58                 (58)                 --                  --              --
                                       -----------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                  (34)                (49)               (583)                664             161

   From contract owner
     transactions:
     Variable annuity deposits                    --                  --             248,321             768,639              --
     Terminations and withdrawals                 (3)                 --             (23,576)             (1,082)             --
     Transfers between
       subaccounts, net                         (509)                595              60,893            (699,367)           (161)
                                       -----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               (512)                595             285,638              68,190            (161)
                                       -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                       (546)                546             285,055              68,854              --
Net assets at beginning of year                  546                  --              68,854                  --              --
                                       -----------------------------------------------------------------------------------------
Net assets at end of year              $          --       $         546       $     353,909         $    68,854     $        --
                                       =========================================================================================

See accompanying notes.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity


                          Notes to Financial Statements

                                December 31, 2009

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account A - EliteDesigns Variable Annuity (EliteDesigns) is a deferred variable annuity account offered by First Security Benefit Life
Insurance and Annuity Company of New York (FSBL). Purchase payments for EliteDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account A (the Account), a separate account of FSBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:


                    Subaccount                                                    Mutual Fund
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation (1)                        AIM V.I. Capital Appreciation Fund - Series I
AIM V.I. International Growth (3)                        AIM V.I. International Growth Fund - Series II
AIM V.I. Mid Cap Core Equity                             AIM V.I. Mid Cap Core Equity Fund - Series II
Direxion Dynamic VP HY Bond                              Direxion Dynamic VP HY Bond Fund
Dreyfus VIF International Value (1)                      Dreyfus VIF International Value Portfolio - Service Class
Federated Fund for U.S. Government Securities II (1)     Federated  for U.S. Government Securities II
Federated High Income Bond II                            Federated High Income Bond  II Fund - Service Class
Fidelity VIP Contrafund (1)                              Fidelity VIP Contrafund - Service Class 2
Fidelity VIP Growth Opportunities (1)                    Fidelity VIP Growth Opportunities - Service Class 2
Fidelity VIP Index 500 (1)                               Fidelity VIP Index 500 - Service Class 2
Fidelity VIP Investment-Grade Bond                       Fidelity VIP Investment Grade Bond - Service Class 2
Franklin Small-Mid Cap Growth Securities (1)             Franklin Small-Mid Cap Growth Securities Fund - Class 2
Neuberger Berman AMT Guardian (1)                        Neuberger Berman AMT Guardian - Class I
Neuberger Berman AMT Partners                            Neuberger Berman AMT Partners - Class I
Oppenheimer Main Street Small Cap Fund/VA (1)            Oppenheimer Main Street Small Cap Fund/VA - Service Class
PIMCO VIT Global Bond (Unhedged) (1)                     PIMCO VIT Global Bond (Unhedged) - Advisor Class
PIMCO VIT High Yield (1)                                 PIMCO VIT High Yield - Advisor Class
PIMCO VIT Low Duration (1)                               PIMCO VIT Low Duration Portfolio - Administrative Class
PIMCO VIT Real Return (1)                                PIMCO VIT Real Return Portfolio - Administrative Class
PIMCO VIT Total Return                                   PIMCO VIT Total Return Portfolio - Administrative Class
RVT CLS AdvisorOne Amerigo                               RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Berolina                              RVT CLS AdvisorOne Berolina
RVT CLS AdvisorOne Clermont                              RVT CLS AdvisorOne Clermont Fund
Rydex VT All-Asset Aggressive Strategy (1)(5)            Rydex VT All-Asset Aggressive Strategy
Rydex VT All-Asset Conservative Strategy (1)(5)          Rydex VT All-Asset Conservative Strategy

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)





                    Subaccount                                                    Mutual Fund
--------------------------------------------------------------------------------------------------------------------
Rydex VT All-Asset Moderate Strategy (1)(5)              Rydex VT All-Asset Moderate Strategy
Rydex VT All-Cap Opportunity (4)                         Rydex VT All-Cap Opportunity
Rydex VT Alternative Strategies Allocation (1)           Rydex VT Alternative Strategies Allocation
Rydex VT Banking                                         Rydex VT Banking Fund
Rydex VT Basic Materials                                 Rydex VT Basic Materials Fund
Rydex VT Biotechnology                                   Rydex VT Biotechnology Fund
Rydex VT Commodities Strategy (2)                        Rydex VT Commodities Strategy Fund
Rydex VT Consumer Products (1)                           Rydex VT Consumer Products Fund
Rydex VT Dow 2x Strategy                                 Rydex VT Dow 2x Strategy
Rydex VT Electronics                                     Rydex VT Electronics Fund
Rydex VT Energy                                          Rydex VT Energy Fund
Rydex VT Energy Services                                 Rydex VT Energy Services Fund
Rydex VT Europe 1.25x Strategy (2)                       Rydex VT Europe 1.25x Strategy
Rydex VT Financial Services (1)                          Rydex VT Financial Services Fund
Rydex VT Government Long Bond 1.2x Strategy              Rydex VT Government Long Bond 1.2x Strategy
Rydex VT Health Care                                     Rydex VT Health Care Fund
Rydex VT International Opportunity (1)(4)                Rydex VT International Opportunity
Rydex VT Internet                                        Rydex VT Internet Fund
Rydex VT Inverse Dow 2x Strategy (2)                     Rydex VT Inverse Dow 2x Strategy
Rydex VT Inverse Government Long Bond Strategy (1)       Rydex VT Inverse Government Long Bond Strategy
Rydex VT Inverse Mid-Cap Strategy (1)                    Rydex VT Inverse Mid-Cap Strategy
Rydex VT Inverse NASDAQ-100 Strategy (1)                 Rydex VT Inverse NASDAQ-100 Strategy
Rydex VT Inverse Russell 2000 Strategy (1)               Rydex VT Inverse Russell 2000 Strategy
Rydex VT Inverse S&P 500 Strategy (1)                    Rydex VT Inverse S&P 500 Strategy
Rydex VT Japan 2x Strategy (4)                           Rydex VT Japan 2x Strategy
Rydex VT Leisure (1)                                     Rydex VT Leisure Fund
Rydex VT Managed Futures Strategy (1)                    Rydex VT Managed Futures Strategy
Rydex VT Mid-Cap 1.5x Strategy                           Rydex VT Mid-Cap 1.5x Strategy
Rydex VT Multi-Cap Core Equity (1)                       Rydex VT Multi-Cap Core Equity
Rydex VT Multi-Hedge Strategies (1)(4)                   Rydex VT Multi-Hedge Strategies
Rydex VT NASDAQ-100                                      Rydex VT NASDAQ-100
Rydex VT NASDAQ-100 2x Strategy                          Rydex VT NASDAQ-100 2x Strategy
Rydex VT Nova                                            Rydex VT Nova Fund
Rydex VT Precious Metals (3)                             Rydex VT Precious Metals Fund
Rydex VT Real Estate (1)                                 Rydex VT Real Estate Fund
Rydex VT Retailing (3)                                   Rydex VT Retailing Fund
Rydex VT Russell 2000 1.5x Strategy (3)                  Rydex VT Russell 2000 1.5x Strategy
Rydex VT Russell 2000 2x Strategy                        Rydex VT Russell 2000 2x Strategy
Rydex VT S&P 500 2x Strategy (1)                         Rydex VT S&P 500 2x Strategy
Rydex VT S&P 500 Pure Growth (3)(4)                      Rydex VT S&P 500 Pure Growth

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)



                    Subaccount                                                    Mutual Fund
--------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Value (3)(4)                       Rydex VT S&P 500 Pure Value
Rydex VT S&P MidCap 400 Pure Growth (1)(4)               Rydex VT S&P MidCap 400 Pure Growth
Rydex VT S&P MidCap 400 Pure Value (3)(4)                Rydex VT S&P MidCap 400 Pure Value
Rydex VT S&P SmallCap 600 Pure Growth (3)(4)             Rydex VT S&P SmallCap 600 Pure Growth
Rydex VT S&P SmallCap 600 Pure Value (1)(4)              Rydex VT S&P SmallCap 600 Pure Value
Rydex VT Strengthening Dollar 2x Strategy (1)            Rydex VT Strengthening Dollar 2x Strategy
Rydex VT Technology (3)                                  Rydex VT Technology Fund
Rydex VT Telecommunications (1)                          Rydex VT Telecommunications Fund
Rydex VT Transportation                                  Rydex VT Transportation Fund
Rydex VT U.S. Government Money Market                    Rydex VT U.S. Government Money Market Fund
Rydex VT Utilities (1)                                   Rydex VT Utilities Fund
Rydex VT Weakening Dollar 2x Strategy (1)                Rydex VT Weakening Dollar 2x Strategy
SBL All Cap Value (1)                                    SBL All Cap Value
SBL Global (1)                                           SBL Global
SBL Large Cap Value (1)                                  SBL Large Cap Value
SBL Mid Cap Growth (1)                                   SBL Mid Cap Growth
SBL Mid Cap Value (1)                                    SBL Mid Cap Value
SBL Small Cap Value (1)                                  SBL Small Cap Value
Templeton Developing Markets Securities (3)              Templeton Developing Markets Securities Fund - Class 2
Templeton Foreign Securities (1)                         Templeton Foreign Securities Fund - Class 2
Van Kampen LIT Government (1)                            Van Kampen LIT Government Portfolio - Class II
Wells Fargo Advantage VT Opportunity (1)                 Wells Fargo Advantage VT Opportunity Fund - Class A


(1) These subaccounts were available for investment in 2009 and 2008; however, there was no activity.
(2)   These subaccounts were available in 2009; however, there was no activity.
(3) This subaccount was available for investment in 2008; however, there was no activity until 2009.
(4) Prior to May 1, 2009, these subaccounts were Rydex VT Sector Rotation, Rydex VT International Rotation, Rydex VT Japan 1.25x Strategy, Rydex VT Absolute Return Strategies, Rydex VT Large Cap Growth, Rydex VT Large Cap Value, Rydex VT Mid Cap Growth, Rydex VT S&P Mid Cap Value, Rydex VT Small Cap Growth, Rydex VT Small Cap Value,
(5) Prior to July 1, 2009, these subaccounts were Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, respectively.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)


During 2009, Rydex VT Hedged Equity fund merged into Rydex VT Multi-Hedge Strategies fund. Pursuant to the plan of reorganization approved by the Rydex VT Hedged Equity shareholders, the Rydex VT Multi-Hedge Strategies fund acquired all of the net assets of the Rydex VT Hedged Equity fund. On the closing date of the reorganization, May 29, 2009, Rydex VT Hedged Equity had no assets to transfer.

During 2009, PIMCO StocksPLUS Growth and Income Portfolio liquidated. Pursuant to the plan of reorganization approved by the PIMCO StocksPLUS Growth and Income Portfolio shareholders, Rydex VT U.S. Government Money Market acquired all of the net assets of PIMCO StocksPLUS Growth and Income Portfolio on the close of business on July 17, 2009. At close of business on July 17, 2009 there were no assets to transfer.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Invesco AIM Advisors, Inc. has engaged various subadvisors to provide services to AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund and AIM V.I. Mid Cap Core Equity Fund. Rafferty Asset Management, LLC serves as investment advisor for Direxion Dynamic VP HY Bond Fund. The Dreyfus Corporation serves as investment advisor for Dreyfus VIF International Value Portfolio.
Federated Investment Management Company serves as investment advisor for Federated Fund for US Government Securities II and Federated High Income Bond Fund II. Fidelity Management & Research Company (FMR) has engaged FMR Co., Inc.
(FMRC); Fidelity Management Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; and Fidelity Investments Japan Limited to provide subadvisory services to Fidelity VIP Contrafund and Fidelity VIP Growth Opportunities. FMR has engaged FMRC and Geode to provide subadvisory services to Fidelity VIP Index
500. FMR has engaged Fidelity Investments Money Management, Inc. to provide subadvisory services to Fidelity VIP Investment Grade Bond. Franklin Advisers, Inc. serves as investment advisor for Franklin Small-Mid Cap Growth Securities Fund. Neuberger Berman Management LLC has engaged Neuberger Berman, LLC to provide subadvisory services to Neuberger Berman AMT Guardian and Neuberger Berman AMT Partners. OppenheimerFunds, Inc. serves as investment advisor the Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC serves as investment adviser for PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio and PIMCO VIT Total Return Portfolio. Rydex Investments has engaged CLS Investment Firm, LLC to provide subadvisory services to RVT CLS AdvisorOne Amerigo Fund, RVT CLS AdvisorOne Berolina and RVT CLS AdvisorOne Clermont Fund. Rydex Investments

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)


serves  as  investment  advisor  for  Rydex  VT  All-Cap  Opportunity,  Rydex VT
Alternative Strategies Allocation, Rydex VT Banking Fund, Rydex VT Basic Materials Fund, Rydex VT Biotechnology Fund, Rydex VT Commodities Strategy Fund, Rydex VT Consumer Products Fund, Rydex VT Dow 2x Strategy Fund, Rydex VT Electronics Fund, Rydex VT Energy Fund, Rydex VT Energy Services Fund, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services Fund, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care Fund, Rydex VT International Opportunity, Rydex VT Internet Fund, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100 Strategy, Rydex VT Inverse Russell 2000 Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure Fund, Rydex VT Managed Futures Strategy, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT Multi-Cap Core Equity, Rydex VT Multi-Hedge Strategies, Rydex VT NASDAQ-100 Strategy, Rydex VT NASDAQ-100 2x Strategy, Rydex VT Nova Fund, Rydex VT Precious Metals Fund, Rydex VT Real Estate Fund, Rydex VT Retailing Fund, Rydex VT Russell 2000 1.5x Strategy, Rydex VT Russell 2000 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P Mid Cap 400 Pure Growth, Rydex VT S&P Mid Cap 400 Pure Value, Rydex VT S&P Small Cap 600 Pure Value Growth, Rydex VT S&P Small Cap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology Fund, Rydex VT Telecommunications Fund, Rydex VT Transportation Fund, Rydex VT U.S. Government Money Market Fund, Rydex VT Utilities Fund and Rydex VT Weakening Dollar 2x Strategy. Under terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Investors, LLC
(SI), a limited liability company controlled by its members and Security Benefit Corporation. SI serves as investment advisor for SBL All Cap Value, SBL Large Cap Value, SBL Mid Cap Growth, SBL Mid Cap Value, and SBL Small Cap Value. SI has engaged Security Global Investors, LLC to provide subadvisory services to SBL Global. Templeton Asset Management LTD. serves as investment advisor for Templeton Developing Markets Securities Fund. Templeton Investment Counsel, LLC has engaged Franklin Templeton Investment Management Limited to provide subadvisory services to Templeton Foreign Securities Fund. Van Kampen Asset Management serves as investment advisor for Van Kampen LIT Government Portfolio. Wells Fargo Funds Management, LLC has engaged Wells Capital Management
Incorporated to provide subadvisory services to Wells Fargo Advantage VT Opportunity Fund.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)


The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2009 were as follows:


                                                  Cost of         Proceeds
Subaccount                                       Purchases       from Sales
---------------------------------------------------------------------------

AIM V.I. International Growth                   $    2,625       $    2,690
Direxion Dynamic VP HY Bond                      1,272,829        1,353,508
Federated High Income Bond II                        3,839              424
Fidelity VIP Investment-Grade Bond                   3,286              549
PIMCO VIT Total Return                             155,529            2,259
RVT CLS AdvisorOne Amerigo                           6,620           17,020
RVT CLS AdvisorOne Berolina                          6,853            1,087
RVT CLS AdvisorOne Clermont                         22,726            1,165
Rydex VT All-Cap Opportunity                            --              854
Rydex VT Banking                                        --            3,345
Rydex VT Basic Materials                             1,355            1,645
Rydex VT Biotechnology                               2,011            3,042
Rydex VT Dow 2x Strategy                               314              513
Rydex VT Electronics                                   854            1,537
Rydex VT Energy                                          1               --
Rydex VT Energy Services                             1,607            1,779
Rydex VT Government Long Bond 1.2x Strategy        358,661          343,903
Rydex VT Health Care                                   865            1,882
Rydex VT Internet                                      333            1,068
Rydex VT Japan 2x Strategy                             848               39
Rydex VT Mid-Cap 1.5x Strategy                       1,161              628
Rydex VT NASDAQ-100                                  1,254            1,043
Rydex VT NASDAQ-100 2x Strategy                        620              908
Rydex VT Nova                                        1,170               41

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)


                                                  Cost of         Proceeds
Subaccount                                       Purchases       from Sales
---------------------------------------------------------------------------

Rydex VT Precious Metals                        $    6,509       $    6,920
Rydex VT Retailing                                     838              905
Rydex VT Russell 2000 1.5x Strategy                  1,429              572
Rydex VT Russell 2000 2x Strategy                      285              784
Rydex VT S&P 500 Pure Growth                         3,607            2,711
Rydex VT S&P 500 Pure Value                          1,355                1
Rydex VT S&P MidCap 400 Pure Value                   1,069                5
Rydex VT S&P SmallCap 600 Pure Growth                2,625            2,660
Rydex VT Technology                                  2,625            2,639
Rydex VT Transportation                                 --              512
Rydex VT U.S. Government Money Market            1,757,460        1,472,405
Templeton Developing Markets Securities              2,625            2,786

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Adopted Accounting Standards

In June 2009, the FASB issued SFAS No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, which was subsequently incorporated into ASC 105-10, Generally Accepted
Accounting Principles - Overall. This guidance replaced SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles, and established the FASB Accounting Standards CodificationTM as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)


statements in conformity with GAAP. This guidance replaced previous guidance related to the same issue and became effective for interim and annual reporting periods ending after September 15, 2009. The Account adopted the guidance and it did not have a material impact on the financial statements.

In May 2009, the FASB issued new guidance that established general accounting standards and disclosure for events occurring subsequent to the balance sheet date but before the financial statements are issued. This guidance is effective for interim and annual accounting periods ending after June 15, 2009. The Account adopted this guidance for its December 31, 2009 financial statements and has evaluated the impact of subsequent events through the date at which financial statements were issued. The adoption of this guidance did not have a material impact on the financial statements.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

      o Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

      o     Level 2 - Inputs  other than quoted  prices  within Level 1 that are
      observable   for  the  asset  or  liability,   either   directly  or
      indirectly.

      o Level 3 - Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2009 based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2009.

2. Variable Annuity Contract Charges

FSBL deducts a daily administrative charge equal to an annual rate of each subaccount's average daily net asset value. The amount of this charge is equal to 0.25%.

The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to .20% of the average daily net assets. Additionally, FSBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of .50% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)


3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:


                                                  2009                                             2008
                             --------------------------------------------------------------------------------------------
                                                                 Net                                              Net
                                  Units          Units        Increase            Units          Units          Increase
Subaccount                       Issued        Redeemed      (Decrease)           Issued        Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth       360           (360)              --               --             --               --
Direxion Dynamic VP HY Bond     165,072       (175,787)         (10,715)         133,230        (37,896)          95,334
Federated High Income Bond II       443            (53)             390              314             (3)             311
Fidelity VIP
   Investment-Grade Bond            319            (55)             264              238             (2)             236
PIMCO VIT Total Return           12,449           (177)          12,272            6,755             (3)           6,752
RVT CLS AdvisorOne Amerigo        1,016         (3,015)          (1,999)           6,633            (84)           6,549
RVT CLS AdvisorOne Berolina         912           (138)             774            3,715            (29)           3,686
RVT CLS AdvisorOne Clermont       3,320           (153)           3,167            1,107             (8)           1,099
Rydex VT All-Cap Opportunity         --           (130)            (130)             131             (1)             130
Rydex VT Banking                     --           (948)            (948)             949             (1)             948
Rydex VT Basic Materials            203           (191)              12               89            (89)              --
Rydex VT Biotechnology              226           (368)            (142)             157             (1)             156
Rydex VT Dow 2x Strategy             80           (210)            (130)             131             (1)             130
Rydex VT Electronics                168           (311)            (143)             144             (1)             143
Rydex VT Energy                      --             --               --              118           (118)              --
Rydex VT Energy Services            230           (265)             (35)             112            (77)              35
Rydex VT Government Long
   Bond 1.2x Strategy            32,634        (32,634)              --          135,900       (135,900)              --
Rydex VT Health Care                119           (285)            (166)             194             (1)             193
Rydex VT Internet                    64           (188)            (124)             125             (1)             124
Rydex VT Japan 2x Strategy          163             (5)             158              284             (3)             281
Rydex VT Mid-Cap 1.5x
   Strategy                         273           (197)              76              129             (1)             128
Rydex VT NASDAQ-100                 215           (170)              45              119             (1)             118
Rydex VT NASDAQ-100 2x
   Strategy                         188           (312)            (124)             474             (2)             472
Rydex VT Nova                       300             (7)             293              279             (2)             277
Rydex VT Precious Metals            907           (896)              11               --             --               --
Rydex VT Retailing                  143           (143)              --               --             --               --

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)


3. Summary of Unit Transactions (continued)


                                                  2009                                             2008
                             --------------------------------------------------------------------------------------------
                                                                   Net                                             Net
                                 Units           Units          Increase           Units          Units         Increase
Subaccount                       Issued        Redeemed       (Decrease)          Issued        Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------------------------------

Rydex VT Russell 2000 1.5x
   Strategy                         350           (124)             226               --             --               --
Rydex VT Russell 2000 2x
   Strategy                         120           (466)            (346)             347             (1)             346
Rydex VT S&P 500 Pure Growth        554           (382)             172               --             --               --
Rydex VT S&P 500 Pure Value         221             --              221               --             --               --
Rydex VT S&P MidCap 400 Pure
   Value                            149             --              149               --             --               --
Rydex VT S&P SmallCap 600
   Pure Growth                      371           (371)              --               --             --               --
Rydex VT Technology                 371           (371)              --               --             --               --
Rydex VT Transportation              --            (91)             (91)              91             --               91
Rydex VT U.S. Government
   Money Market                 182,748       (152,475)          30,273          244,918       (237,926)           6,992
Templeton Developing Markets
   Securities                       188           (188)              --               --             --               --

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)


4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the two years in the period ended December 31, 2009 follows:

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount                                      2009                     2008
------------------------------------------------------------------------------
AIM V.I. International Growth
Units                                             --                        --
Unit value****                           $8.33-$8.38                    $   --
Net assets                                       $ -                    $   --
Ratio of expenses to net assets*         0.25%-0.45%                      -- %
Investment income ratio**                       -- %                      -- %
Total return***                        30.36%-30.53%                      -- %

Direxion Dynamic VP HY Bond
Units                                         84,619                   95,334
Unit value                               $8.67-$8.72                    $8.17
Net assets                                  $733,447                 $778,793
Ratio of expenses to net assets*         0.25%-0.45%              0.25%-0.45%
Investment income ratio**                      3.09%                    0.98%
Total return***                          6.12%-6.21%                 (13.18)%

Federated High Income Bond II
Units                                            701                      311
Unit value                             $10.43-$10.49                    $7.08
Net assets                                    $7,315                   $2,200
Ratio of expenses to net assets*        0.25%-0.45%%              0.25%-0.45%
Investment income ratio**                      9.45%                    6.57%
Total return***                        47.32%-47.54%                 (28.70)%

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount                                         2009                  2008
------------------------------------------------------------------------------
Fidelity VIP Investment-Grade Bond
Units                                               500                   236
Unit value                                $10.46-$10.52                 $9.38
Net assets                                       $5,225                $2,213
Ratio of expenses to net assets*            0.25%-0.45%           0.25%-0.45%
Investment income ratio**                         7.14%                   - %
Total return***                           11.51%-11.68%               (6.85)%

PIMCO VIT Total Return
Units                                            19,024                 6,752
Unit value                                $11.74-$11.81         $10.66-$10.70
Net assets                                     $224,734               $72,239
Ratio of expenses to net assets*            0.25%-0.45%           0.25%-0.45%
Investment income ratio**                         3.23%                 5.18%
Total return***                           10.13%-10.37%           1.23%-1.42%

RVT CLS AdvisorOne Amerigo
Units                                             4,550                 6,549
Unit value                                  $8.03-$8.08                 $5.96
Net assets                                      $36,529               $39,034
Ratio of expenses to net assets*            0.25%-0.45%           0.25%-0.45%
Investment income ratio**                         0.50%                 0.76%
Total return***                           34.73%-34.89%              (45.07)%

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount                                         2009                  2008
------------------------------------------------------------------------------
RVT CLS AdvisorOne Berolina
Units                                             4,460                 3,686
Unit value                                  $8.12-$8.17                 $6.19
Net assets                                      $36,233               $22,823
Ratio of expenses to net assets*            0.25%-0.45%           0.25%-0.45%
Investment income ratio**                         2.72%                 3.15%
Total return***                           31.18%-31.35%              (44.18)%

RVT CLS AdvisorOne Clermont
Units                                             4,266                 1,099
Unit value                                  $8.17-$8.22                 $6.90
Net assets                                      $34,847                $7,579
Ratio of expenses to net assets*            0.25%-0.45%           0.25%-0.45%
Investment income ratio**                         3.28%                 2.38%
Total return***                           18.41%-18.79%              (32.49)%

Rydex VT All-Cap Opportunity
Units                                                --                   130
Unit value****                              $8.28-$8.33                 $6.74
Net assets                                        $  --                  $874
Ratio of expenses to net assets*            0.25%-0.45%           0.25%-0.45%
Investment income ratio**                          -- %                  -- %
Total return***                           22.85%-23.22%              (42.74)%

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount                                           2009                2008
------------------------------------------------------------------------------
Rydex VT Banking
Units                                                  --                 948
Unit value****                                $3.76-$3.78               $4.03
Net assets                                          $  --              $3,822
Ratio of expenses to net assets*              0.25%-0.45%         0.25%-0.45%
Investment income ratio**                            -- %               0.11%
Total return***                           (6.70)%-(6.67)%            (43.24)%

Rydex VT Basic Materials
Units                                                  12                  --
Unit value****                              $10.10-$10.16               $6.75
Net assets                                           $125               $  --
Ratio of expenses to net assets*              0.25%-0.45%         0.25%-0.45%
Investment income ratio**                           0.38%               1.90%
Total return***                             50.07%-50.52%            (47.10)%

Rydex VT Biotechnology
Units                                                  14                 156
Unit value                                    $9.34-$9.40               $8.17
Net assets                                           $127              $1,276
Ratio of expenses to net assets*              0.25%-0.45%         0.25%-0.45%
Investment income ratio**                            -- %                -- %
Total return***                             14.32%-14.63%            (14.90)%

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount                                           2009                2008
------------------------------------------------------------------------------
Rydex VT Commodities Strategy
Units                                                  --                  --
Unit value****                                $7.31-$7.36               $6.81
Net assets                                           $ --                $ --
Ratio of expenses to net assets*              0.25%-0.45%         0.25%-0.45%
Investment income ratio**                            -- %                -- %
Total return***                               7.82%-8.08%            (50.62)%

Rydex VT Dow 2x Strategy
Units                                                  --                 130
Unit value****                                $5.04-$5.07               $3.81
Net assets                                           $ --                $494
Ratio of expenses to net assets*              0.25%-0.45%         0.25%-0.45%
Investment income ratio**                            -- %               3.70%
Total return***                             32.28%-32.38%            (63.08)%

Rydex VT Electronics
Units                                                  --                 143
Unit value****                                $7.26-$7.31               $4.38
Net assets                                           $ --                $623
Ratio of expenses to net assets*              0.25%-0.45%         0.25%-0.45%
Investment income ratio**                            -- %                -- %
Total return***                             65.75%-66.51%            (51.82)%

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount                                           2009                2008
-------------------------------------------------------------------------------
Rydex VT Energy
Units                                                  --                  --
Unit value****                                $9.45-$9.51               $7.09
Net assets                                           $ --                $ --
Ratio of expenses to net assets*              0.25%-0.45%         0.25%-0.45%
Investment income ratio**                            -- %                -- %
Total return***                             33.85%-34.13%            (47.71)%

Rydex VT Energy Services
Units                                                  --                  35
Unit value****                                $9.08-$9.14               $5.79
Net assets                                           $ --                $203
Ratio of expenses to net assets*              0.25%-0.45%         0.25%-0.45%
Investment income ratio**                            -- %                -- %
Total return***                             56.82%-57.31%            (59.08)%

Rydex VT Europe 1.25x Strategy
Units                                                  --                  --
Unit value****                                $6.23-$6.27               $4.77
Net assets                                           $ --                $ --
Ratio of expenses to net assets*              0.25%-0.45%         0.25%-0.45%
Investment income ratio**                            -- %                -- %
Total return***                             30.88%-31.45%            (56.32)%

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount                                            2009               2008
------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x
   Strategy
Units                                                   --                 --
Unit value****                                 $9.92-$9.98             $15.00
Net assets                                            $ --               $ --
Ratio of expenses to net assets*               0.25%-0.45%        0.25%-0.45%
Investment income ratio**                           26.66%              1.58%
Total return***                          (33.82)%-(33.69)%           (40.39)%

Rydex VT Health Care
Units                                                   27                193
Unit value                                     $8.72-$8.77              $7.24
Net assets                                            $238             $1,395
Ratio of expenses to net assets*               0.25%-0.45%        0.25%-0.45%
Investment income ratio**                             -- %               -- %
Total return***                              20.44%-20.63%           (27.45)%

Rydex VT Internet
Units                                                   --                124
Unit value****                                 $8.75-$8.81              $5.46
Net assets                                            $ --               $676
Ratio of expenses to net assets*               0.25%-0.45%        0.25%-0.45%
Investment income ratio**                             -- %               -- %
Total return***                              60.26%-60.47%           (46.84)%

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount                                            2009               2008
------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy
Units                                                   --                 --
Unit value****                                 $7.39-$7.43             $13.87
Net assets                                             $--                $--
Ratio of expenses to net assets*               0.25%-0.45%        0.25%-0.45%
Investment income ratio**                             -- %               -- %
Total return***                          (46.49)%-(46.43)%             55.84%

Rydex VT Japan 2x Strategy
Units                                                  439                281
Unit value                                     $6.71-$6.75              $5.62
Net assets                                          $2,945             $1,581
Ratio of expenses to net assets*               0.25%-0.45%        0.25%-0.45%
Investment income ratio**                            0.50%              1.76%
Total return***                              19.40%-19.68%           (35.25)%

Rydex VT Mid-Cap 1.5x Strategy
Units                                                  204                128
Unit value                                     $6.25-$6.29              $4.25
Net assets                                          $1,274               $543
Ratio of expenses to net assets*               0.25%-0.45%        0.25%-0.45%
Investment income ratio**                            0.09%               -- %
Total return***                              47.06%-47.65%           (56.37)%

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount                                            2009               2008
------------------------------------------------------------------------------
Rydex VT NASDAQ-100
Units                                                  163                118
Unit value                                     $8.95-$9.00              $6.10
Net assets                                          $1,461               $722
Ratio of expenses to net assets*               0.25%-0.45%        0.25%-0.45%
Investment income ratio**                             -- %              0.47%
Total return***                              46.72%-47.06%           (43.88)%

Rydex VT NASDAQ-100 2x Strategy
Units                                                  348                472
Unit value                                     $6.29-$6.33              $2.99
Net assets                                          $2,186             $1,411
Ratio of expenses to net assets*               0.25%-0.45%        0.25%-0.45%
Investment income ratio**                             -- %              0.37%
Total return***                            110.37%-111.00%           (73.56)%

Rydex VT Nova
Units                                                  570                277
Unit value                                     $5.57-$5.60              $4.25
Net assets                                          $3,169             $1,176
Ratio of expenses to net assets*               0.25%-0.45%        0.25%-0.45%
Investment income ratio**                            1.16%              1.26%
Total return***                              31.06%-31.15%           (56.05)%

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount                                            2009              2008
-----------------------------------------------------------------------------
Rydex VT Precious Metals
Units                                                   11                 --
Unit value                                   $10.44-$10.50               $ --
Net assets                                            $113               $ --
Ratio of expenses to net assets*               0.25%-0.45%               -- %
Investment income ratio**                             -- %               -- %
Total return***                              44.40%-44.63%               -- %

Rydex VT Retailing
Units                                                   --                 --
Unit value****                                 $7.34-$7.38               $ --
Net assets                                             $--               $ --
Ratio of expenses to net assets*               0.25%-0.45%               -- %
Investment income ratio**                             -- %               -- %
Total return***                              39.28%-39.51%               -- %

Rydex VT Russell 2000 1.5x Strategy
Units                                                  226                 --
Unit value                                     $5.37-$5.41               $ --
Net assets                                          $1,214               $ --
Ratio of expenses to net assets*               0.25%-0.45%               -- %
Investment income ratio**                             -- %               -- %
Total return***                              28.78%-29.12%               -- %

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount                                            2009               2008
------------------------------------------------------------------------------
Rydex VT Russell 2000 2x Strategy
Units                                                   --                346
Unit value****                                 $3.56-$3.58              $2.71
Net assets                                             $--               $939
Ratio of expenses to net assets*               0.25%-0.45%        0.25%-0.45%
Investment income ratio**                             -- %              4.67%
Total return***                              31.37%-31.62%           (67.39)%

Rydex VT S&P 500 Pure Growth
Units                                                  172                 --
Unit value                                     $8.27-$8.32               $ --
Net assets                                          $1,421               $ --
Ratio of expenses to net assets*               0.25%-0.45%               -- %
Investment income ratio**                             -- %               -- %
Total return***                              42.34%-42.47%               -- %

Rydex VT S&P 500 Pure Value
Units                                                  221                 --
Unit value                                     $6.64-$6.68               $ --
Net assets                                          $1,465               $ --
Ratio of expenses to net assets*               0.25%-0.45%               -- %
Investment income ratio**                            3.12%               -- %
Total return***                              45.93%-46.49%               -- %

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount                                            2009               2008
------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Value
Units                                                  149                 --
Unit value                                     $7.41-$7.45               $ --
Net assets                                          $1,101               $ --
Ratio of expenses to net assets*               0.25%-0.45%               -- %
Investment income ratio**                            1.76%               -- %
Total return***                              50.00%-50.20%               -- %

Rydex VT S&P SmallCap 600 Pure
   Growth
Units                                                   --                 --
Unit value****                                 $7.91-$7.96               $ --
Net assets                                             $--               $ --
Ratio of expenses to net assets*               0.25%-0.45%               -- %
Investment income ratio**                             -- %               -- %
Total return***                              29.46%-29.64%               -- %

Rydex VT Technology
Units                                                   --                 --
Unit value****                                 $8.22-$8.27               $ --
Net assets                                             $--               $ --
Ratio of expenses to net assets*               0.25%-0.45%               -- %
Investment income ratio**                             -- %               -- %
Total return***                              50.27%-50.64%               -- %

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount                                            2009               2008
------------------------------------------------------------------------------
Rydex VT Transportation
Units                                                   --                 91
Unit value****                                 $6.84-$6.88              $6.03
Net assets                                             $--               $546
Ratio of expenses to net assets*               0.25%-0.45%        0.25%-0.45%
Investment income ratio**                             -- %               -- %
Total return***                              13.43%-13.53%           (27.87)%

Rydex VT U.S. Government Money
   Market
Units                                               37,265              6,992
Unit value                                     $9.47-$9.52              $9.83
Net assets                                        $353,909            $68,854
Ratio of expenses to net assets*               0.25%-0.45%        0.25%-0.45%
Investment income ratio**                            0.01%              4.73%
Total return***                            (3.27)%-(3.15)%            (1.99)%

Templeton Developing Markets
   Securities
Units                                                   --                 --
Unit value****                               $17.18-$17.22               $ --
Net assets                                             $ -               $ --
Ratio of expenses to net assets*               0.25%-0.45%               -- %
Investment income ratio**                             -- %               -- %
Total return***                              66.80%-67.02%               -- %

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholder's may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

                           Variable Annuity Account A
                          EliteDesigns Variable Annuity

                    Notes to Financial Statements (continued)

5.  Subsequent Event

On February 15, 2010, Security Benefit Mutual Holding Company (SBMHC) entered into a definitive agreement with Guggenheim SBC Holdings LLC (the Purchaser) to sell all of the outstanding capital stock of Security Benefit Corporation (SBC), at which time SBMHC will demutualize and then be dissolved pursuant to a Demutualization and Dissolution Plan (the Plan). This transaction is expected to result in a significant contribution of capital to SBC. On February 25, 2010, a loan in the amount of $175 million was made to SBC and was contributed to SBL. At the closing of the transaction, it is expected that SBC will receive another approximately $175 million, which will also be contributed to SBL. In addition, the $175 million loan and any accrued interest will be converted into equity of SBC owned by the Purchaser.

The transaction will require certain regulatory approvals, approval by the members of SBMHC, and approval by the shareholders of the mutual funds and exchange-traded funds sponsored by affiliates of SBMHC. The SBMHC board approved the Plan in March 2010, and proxy voting materials were sent to SBMHC members in April 2010. The Kansas Insurance Commissioner has set dates for a public comment hearing for April 28, 2010, and an evidentiary hearing for May 5, 2010. A special meeting of the SBMHC members has been scheduled for May 26, 2010. The transaction is expected to close during 2010 and will result in a change of control of FSBL.

FINANCIAL STATEMENTS

First Security Benefit Life Insurance and Annuity
Company of New York (An Indirect Wholly Owned
Subsidiary of Security Benefit Mutual Holding Company)
Years Ended December 31, 2009, 2008, and 2007
With Report of Independent Registered Public
Accounting Firm

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Financial Statements

                  Years Ended December 31, 2009, 2008, and 2007


                                    CONTENTS

Report of Independent Registered Public Accounting Firm                      1

Audited Financial Statements

Balance Sheets                                                               2
Statements of Income                                                         3
Statements of Changes in Stockholder's Equity                                4
Statements of Cash Flows                                                     5
Notes to Financial Statements                                                6

[LOGO] ERNST & YOUNG                                ERNST & YOUNG LLP
                                                    One Kansas City Place
                                                    Suite 2500
                                                    1200 Main Street
                                                    Kansas City, MO 64105-2143

                                                    Tel: +1 816 474 5200
                                                    Fax: +1 816 480 5555
                                                    www.ey.com


       Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2009 and 2008, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP
April 13, 2010

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                                 Balance Sheets


                                                            DECEMBER 31
                                                        2009           2008
                                                    --------------------------
                                                           (In Thousands)
 ASSETS
 Bonds available-for-sale                           $    11,118    $    12,898
 Policy loans                                               157            159
 Cash and cash equivalents                                4,246          2,944
 Deferred policy acquisition costs                        5,986          5,823
 Deferred sales inducement costs                          4,517          4,214
 Income taxes receivable                                     47            141
 Due from affiliates                                        727            162
 Reinsurance recoverable                                  1,247          1,806
 Other assets                                                94             73
 Separate account assets                                164,151        135,887
                                                    --------------------------
 Total assets                                       $   192,290    $   164,107
                                                    ==========================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy reserves and annuity account values        $    12,512    $    12,688
  Deferred income tax liability                           1,129          1,695
  Other liabilities                                         440            379
  Separate account liabilities                          164,151        135,887
                                                    --------------------------
Total liabilities                                       178,232        150,649

Stockholder's equity:
  Common stock ($10 par value; 200,000
    non-convertible shares authorized,
    issued, and outstanding)                              2,000          2,000
  Additional paid-in capital                              8,600          8,600
  Accumulated other comprehensive income                     85             47
  Retained earnings                                       3,373          2,811
                                                    --------------------------
Total stockholder's equity                               14,058         13,458
                                                    --------------------------
Total liabilities and stockholder's equity          $   192,290    $   164,107
                                                    ==========================
See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Statements of Income

                                                            YEAR ENDED DECEMBER 31
                                                       2009         2008        2007
                                                     ----------------------------------
                                                                (In Thousands)
Revenues:
  Asset-based fees                                   $   3,353   $   3,712   $   3,652
  Net investment income                                    630         610         594
  Other revenues                                             -           2           -
                                                     ---------------------------------
Total revenues                                           3,983       4,324       4,246


Benefits and expenses:
  Interest credited to annuity account balances            409         357         324
  Commissions and other operating expenses               2,613       3,616       3,045
                                                     ---------------------------------
Total benefits and expenses                              3,022       3,973       3,369
                                                     ---------------------------------
Income before income tax expense                           961         351         877
Income tax expense                                         399          46         175
                                                     ---------------------------------
Net income                                           $     562   $     305   $     702
                                                     =================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                  Statements of Changes in Stockholder's Equity

                                                          ACCUMULATED
                                             ADDITIONAL      OTHER                   TOTAL
                                   COMMON     PAID-IN    COMPREHENSIVE  RETAINED  STOCKHOLDER'S
                                   STOCK      CAPITAL    (LOSS) INCOME  EARNINGS     EQUITY
                                 --------------------------------------------------------------
                                                          (In Thousands)
Balance at January 1, 2007       $    2,000   $    8,600   $     (15)   $   1,804   $   12,389
 Comprehensive income:
   Net income                             -            -           -          702          702
   Other comprehensive income             -            -          71            -           71
                                                                                    -----------
 Comprehensive income                                                                      773
                                 --------------------------------------------------------------
Balance at December 31, 2007          2,000        8,600          56        2,506       13,162
 Comprehensive income:
   Net income                             -            -           -          305          305
   Other comprehensive loss               -            -          (9)           -           (9)
                                                                                    -----------
 Comprehensive income                                                                      296
                                 --------------------------------------------------------------
Balance at December 31, 2008          2,000        8,600          47        2,811       13,458
 Comprehensive income:
   Net income                             -            -           -          562          562
   Other comprehensive income             -            -          38            -           38
                                                                                    -----------
 Comprehensive income                                                                      600
                                 --------------------------------------------------------------
Balance at December 31, 2009     $    2,000   $    8,600   $      85    $   3,373   $   14,058
                                 ==============================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                            Statements of Cash Flows


                                                                            YEAR ENDED DECEMBER 31
                                                                      2009           2008         2007
                                                                    ----------------------------------------
                                                                               (In Thousands)
OPERATING ACTIVITIES
Net income                                                          $       562     $     305    $      702
Adjustments to reconcile net income to net cash and cash
  equivalents provided by (used in) operating activities:
    Interest credited to annuity account balances                           409           357           324
    Policy acquisition costs deferred                                      (902)       (1,382)       (2,198)
    Amortization of deferred policy acquisition costs                       712           896           714
    Sales inducement costs deferred                                        (420)         (512)       (1,408)
    Amortization of sales inducement costs                                  117           975           685
    Deferred income taxes                                                  (591)        1,172           486
    Change in assets and liabilities:
      Income taxes receivable                                                94            32          (135)
      Due from/to affiliates                                               (565)         (486)          651
      Other assets                                                          (21)           79          (172)
      Other liabilities                                                      61             3           230
      Other changes in operating assets and liabilities                    (155)          252           255
                                                                    ----------------------------------------
Net cash and cash equivalents provided by (used in)
  operating activities                                                     (699)        1,691           134

INVESTING ACTIVITIES
Sales, maturities, or repayments of bonds available-for-sale              3,450         3,099         1,700
Acquisitions of bonds available-for-sale                                 (1,603)       (4,817)       (4,174)
Net decrease (increase) in policy loans                                       2           (29)         (130)
                                                                    ----------------------------------------
Net cash and cash equivalents provided by (used in)
   investing activities                                                   1,849        (1,747)       (2,604)

FINANCING ACTIVITIES
Deposits to annuity account balances                                        918          5,671        4,471
Withdrawals from annuity account balances                                  (766)        (3,794)      (2,782)
                                                                    ----------------------------------------
Net cash and cash equivalents provided by financing
   Activities                                                               152          1,877        1,689
                                                                    ----------------------------------------

Increase (decrease) in cash and cash equivalents                          1,302          1,821         (781)
Cash and cash equivalents at beginning of year                            2,944          1,123        1,904
                                                                    ----------------------------------------
Cash and cash equivalents at end of year                            $     4,246     $    2,944   $    1,123
                                                                    ========================================
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (received) during the year for:
  Income taxes                                                      $       896     $   (1,158)  $     (176)
                                                                    ========================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                          Notes to Financial Statements

                                December 31, 2009

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation, which is a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

USE OF ESTIMATES

The preparation of financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. Actual results could differ from those estimates.

ACCOUNTING CHANGES

In June 2009, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles, which was subsequently incorporated into Accounting Standards Codification (ASC) Subtopic 105-10, Generally Accepted Accounting Principles - Overall. This guidance replaces SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles, and established the FASB Accounting Standards Codification as the source of authoritative accounting principles recognized by the FASB to be applied by non-governmental entities in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). This guidance replaced previous guidance related to the same issue and became effective for interim and annual reporting periods ending after September 15, 2009. The Company adopted the guidance and the adoption did not have a material impact on the financial statements.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In September 2009, the FASB issued Accounting Standards Update (ASU) 2009-12, Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent). ASU 2009-12 provides guidance on measuring the fair value of certain alternative investments and amends ASC Topic 820 to offer investors a practical means for measuring the fair value of investments in certain entities that calculate net asset value per share. ASU 2009-12 is effective for periods ending after December 15, 2009. The Company adopted this guidance effective December 31, 2009 and the adoption did not have a material impact on the financial statements.

In August 2009, the FASB issued ASU 2009-05, Fair Value Measurements and Disclosures (Topic 820), Measuring Liabilities at Fair Value, to provide additional guidance on measuring the fair value of liabilities. The update provides clarification when a quoted price in an active market for the identical liability is not available. ASU 2009-05 clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. ASU 2009-5 is effective for the first reporting period beginning after issuance, which for the Company is January 1, 2010. Management is still evaluating the impact this guidance will have on the financial statements.

In May 2009, the FASB issued new guidance that established general accounting standards and disclosure requirements for events occurring subsequent to the balance sheet date, but before the financial statements are issued. This guidance is effective for interim and annual accounting periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009, and the adoption did not have a material impact on the financial statements.

In April 2009, the FASB issued FASB Staff Position (FSP) FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments, which was subsequently incorporated into FASB ASC Subtopic 320-10, Investments - Debt and Equity Securities - Overall. This new guidance relates to the recognition and presentation of other-than-temporary impairment (OTTI) and requires additional disclosures. The recognition guidance applies to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure guidance applies to debt and equity securities. The guidance requires an entity to bifurcate any

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

OTTI on debt securities between credit and non-credit impairments and establishes the accounting treatment for each aspect, in current and subsequent periods. A cumulative effect adjustment is required to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to other comprehensive income. This guidance became effective for financial statements issued for interim and annual periods ending after June 15, 2009. The Company has adopted this guidance effective January 1, 2009 and the adoption did not have a material impact on the financial statements.

In January 2010, the FASB issued authoritative guidance that requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs, and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should separately present information about purchases, sales, issuances, and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. This guidance will be effective for the Company on January 1, 2010 except for the disclosures about purchases, sales, issuances, and settlements in the reconciliation for Level 3 fair value measurements, which will be effective for the Company on January 1, 2011. This guidance will not have a material impact on the financial statements.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds are classified as available-for-sale and carried at fair value with related unrealized gains and losses reflected as a component of other comprehensive income (loss), net of applicable income taxes. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. If it is determined that a decline in fair value of a bond is other-than-temporary, unrealized losses are bifurcated between credit and non-credit related impairments. Credit related impairments are recognized in earnings and non-credit related impairments are reported as a component of equity.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs, but are included in deferred sales inducement costs on the balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 11.5% for 2010 through 2014, and 8.5% thereafter), mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of other comprehensive income or loss, net of applicable income taxes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverage by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

                                                        2009         2008
                                                      --------------------
                                                          (In Thousands)

   Balance at beginning of year                       $  5,823   $  5,659
    Cost deferred during the year                          902      1,382
    Amortized to expense during the year                  (712)      (896)
    Effect of unrealized gains                             (27)      (322)
                                                      --------------------
   Balance at end of year                             $  5,986   $  5,823
                                                      ====================


Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 7.75% and 12.35% of the December 31, 2009 deferred policy acquisition costs balance in each of the years 2010 through 2014.

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                    2009         2008
                                                 -----------------------
                                                      (In Thousands)

   Balance at beginning of year                  $   4,214    $   4,677
    Costs deferred during year                         420          512
    Amortized to expense during year                  (117)        (975)
                                                 -----------------------
   Balance at end of year                        $   4,517    $   4,214
                                                 =======================

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value and the separate account liabilities are carried at equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and therefore are not included in investment income in the accompanying statements of income.

Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.0% to 5.0% during 2009, 2.0% to 5.65% during 2008, and 3.0% to 5.8% during 2007.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECOGNITION OF REVENUES

Revenues from deferred annuities consist of policy charges for the mortality and expense risk charge, policy administration charges, and surrender and maintenance charges assessed against contract holder account balances during the period and are recognized as earned.

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's statements of income as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize the benefit.

STATUTORY FINANCIAL INFORMATION

The Company's statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. New York has adopted the National Association of Insurance Commissioners' (NAIC) statutory accounting practices as the basis of its statutory accounting practices.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Under the laws of the state of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company's minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations were $10,708,000 and $9,758,000 at December 31, 2009 and 2008, respectively. Statutory net income
(loss) of the insurance operations was $819,000, $(1,371,000), and $(197,000) for the years ended December 31, 2009, 2008, and 2007, respectively.

The payment of dividends by the Company to its shareholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2010, the Company is allowed to pay dividends of $871,000 without prior approval of the New York Insurance Commissioner.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds available-for-sale at December 31, 2009 and 2008 is as follows:

                                                                      2009
                                        --------------------------------------------------------------
                                                             GROSS           GROSS
                                          AMORTIZED        UNREALIZED      UNREALIZED          FAIR
                                            COST             GAINS           LOSSES            VALUE
                                        --------------------------------------------------------------
                                                                (In Thousands)
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies          $      1,081   $          50   $           -   $        1,131
   Obligations of government-
     sponsored enterprises                     9,553             434               -            9,987
                                        --------------------------------------------------------------
   Total bonds                          $     10,634   $         484   $           -   $       11,118
                                        ==============================================================

                                                                      2008
                                        --------------------------------------------------------------
                                                               GROSS           GROSS
                                            AMORTIZED        UNREALIZED      UNREALIZED         FAIR
                                              COST             GAINS           LOSSES           VALUE
                                        --------------------------------------------------------------
                                                                (In Thousands)
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies          $      1,081   $          95   $           -   $        1,176
   Obligations of government-
     sponsored enterprises                    11,423             299               -           11,722
                                        --------------------------------------------------------------
   Total bonds                          $     12,504   $         394   $           -   $       12,898
                                        ==============================================================

At December 31, 2009 and 2008, the Company had no securities in an unrealized loss position.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds available-for-sale at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without penalties.

                                                         AMORTIZED      FAIR
                                                           COST        VALUE
                                                     ---------------------------
                                                             (In Thousands)

   Due after one year through five years             $     1,081     $     1,131
   Obligations of government-sponsored enterprises         9,553           9,987
                                                     ---------------------------
                                                     $    10,634     $    11,118
                                                     ===========================

At December 31, 2009, bonds available-for-sale with a fair value of $604,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

Major categories of net investment income for the years ended December 31, 2009, 2008, and 2007 are summarized as follows:

                                            2009          2008            2007
                                          -------------------------------------
                                                       (In Thousands)

   Interest on bonds                      $      606   $       590   $      540
   Other                                          24            20           54
                                          -------------------------------------
   Net investment income                  $      630   $       610   $      594
                                          =====================================

Proceeds from the sale of bonds available-for-sale and related gains for 2008 were $450,035 and $35, respectively, while there were no sales of bonds available-for-sale during the years ended December 31, 2009 and 2007.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

3. OTHER COMPREHENSIVE INCOME

The components of other comprehensive income (loss) are as follows:

                                                                    UNREALIZED
                                                                  GAINS (LOSSES)
                                                                  ON AVAILABLE-
                                                                     FOR-SALE
                                                                    SECURITIES
                                                                  --------------
                                                                  (In Thousands)

   Accumulated other comprehensive loss at January 1, 2007        $        (15)
    Other comprehensive income (loss):
      Unrealized gains on available-for-sale securities                    120
      Change in deferred income taxes                                      (49)
                                                                  -------------
    Total other comprehensive income                                        71
                                                                  -------------
   Accumulated other comprehensive income at December 31, 2007              56
    Other comprehensive income (loss):
      Unrealized gains on available-for-sale securities                    306
      Effect on deferred policy acquisition costs                         (322)
      Change in deferred income taxes                                        7
                                                                  -------------
    Total other comprehensive loss                                          (9)
                                                                  -------------
   Accumulated other comprehensive income at December 31, 2008              47
    Other comprehensive income (loss):
      Unrealized gains on available-for-sale securities                     90
      Effect on deferred policy acquisition costs                          (27)
      Change in deferred income taxes                                      (25)
                                                                  -------------
    Total other comprehensive income                                        38
                                                                  -------------
   Accumulated other comprehensive income at December 31, 2009    $         85
                                                                  =============
4. INCOME TAXES

The Company files a consolidated life/non-life federal and state income tax return with SBMHC and its subsidiaries. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of the Company's federal tax returns. The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

4. INCOME TAXES (CONTINUED)

benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, deferred sales inducement costs, and unrealized capital gains and losses on bonds available-for-sale.

Deferred income taxes consist of the following for the years ended as of December 31, 2009 and 2008:

                                                        2009         2008
                                                   ----------------------------
                                                           (In Thousands)

   Deferred income tax liabilities                 $    (3,935)  $      (3,783)
   Deferred income tax assets                            2,806           2,088
                                                   ----------------------------
   Net deferred income tax liability               $    (1,129)  $      (1,695)
                                                   ============================

Income tax expense (benefit) consists of the following for the years ended December 31, 2009, 2008, and 2007:

                                            2009         2008           2007
                                        ----------------------------------------
                                                    (In Thousands)

   Current expense (benefit)            $     990   $      (1,126)  $      (311)
   Deferred expense (benefit)                (591)          1,172           486
                                        ----------------------------------------
   Income tax expense                   $     399   $          46   $       175
                                        ========================================

Included in the deferred income tax assets at December 31, 2009 is a net operating loss (NOL) of $267,000 that is available to offset future income. The NOL is available for use until 2029.

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD) and state income taxes. At December 31, 2009 and 2008, income taxes (payable to) receivable from affiliates were $-0- and $(101,000), respectively, included in income taxes receivable or payable on the balance sheets.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

4. INCOME TAXES (CONTINUED)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the DRD related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that any such regulations would likely apply only prospectively. Additionally, included in the Administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies separate accounts, which if enacted could significantly reduce the DRD tax benefits the Company receives, prospectively, beginning in 2011. For the years ended December 31, 2009, 2008, and 2007, the Company recorded an accrued benefit related to the separate account DRD of approximately $76,000, $302,000, and $397,000, respectively.

The Company recognizes interest accrued related to the unrecognized tax benefits in interest expense.

On March 19, 2010, SBMHC filed consolidated refund claims with the Internal Revenue Service for 2003 pursuant to Revenue Procedure 2009-52. This Revenue Procedure provided the guidance for the provision of The American Recovery and Reinvestment Act of 2009 which extended the carry back of the 2008 or 2009 NOLs for up to five years. With the carry back to 2003, the Company could be subject to examinations by the Internal Revenue Service for this year.

5. RELATED-PARTY TRANSACTIONS

The Company paid $174,000, $154,000, and $441,000 in 2009, 2008, and 2007,
respectively, to affiliates for providing management, investment, and administrative services. These expenses are included in commissions and other operating expenses in the statements of income.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

5. RELATED-PARTY TRANSACTIONS (CONTINUED)

The Company received $326,000, $376,000, and $36,000 in 2009, 2008, and 2007,
respectively, from affiliates for revenue sharing fees. These revenues are included in asset-based fees in the statements of income.

The Company has a receivable from its affiliates of $727,000 and $162,000 for the years ended December 31, 2009 and 2008, respectively.

6. CONDENSED FAIR VALUE INFORMATION

FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. FASB ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

In accordance with FASB ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. These levels are as follows:

  Level 1 - Valuations are based on unadjusted quoted prices in active markets for identical assets or liabilities.

  Level 2 - Valuations are based upon quoted prices for instruments similar to other instruments in active markets, quoted prices for instruments in inactive markets, and valuation techniques for which significant assumptions are observable in the market. Valuations are obtained from third-party pricing services or inputs that are observable or derived principally from or corroborated by observable market data.

  Level 3 - Valuations of assets and liabilities are generated from techniques that use significant assumptions not observable in the market, such as option pricing models, discounted cash flow models, and spread-based models using the best information available in the circumstances.

                    First Security Benefit Life Insurance
                       and Annuity Company of New York
                   (An Indirect Wholly Owned Subsidiary of
                   Security Benefit Mutual Holding Company)

                  Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

Assets measured at fair value on a recurring basis as of December 31, 2009 and 2008 are as follows:

                                                            2009
                                      ------------------------------------------
                                                FAIR VALUE HIERARCHY LEVEL
                                                --------------------------------
                                      FAIR VALUE  LEVEL 1    LEVEL 2     LEVEL 3
                                      ------------------------------------------
                                                       (In Thousands)

   Cash equivalents                   $   4,152  $    4,152  $       -  $      -
   U.S. Treasury securities and
     obligations of U.S. government
     corporation and agencies             1,131           -      1,131         -
   Obligation of government-
     sponsored enterprises                9,987           -      9,987         -
   Separate account assets              164,151     164,151          -         -
                                      ------------------------------------------
   Total assets                       $ 179,421  $  168,303  $  11,118  $      -
                                      ==========================================

                                                            2008
                                      ------------------------------------------
                                                  FAIR VALUE HIERARCHY LEVEL
                                                  ------------------------------
                                      FAIR VALUE   LEVEL 1   LEVEL 2     LEVEL 3
                                      ------------------------------------------
                                                       (In Thousands)

   Cash equivalents                   $     441  $      441  $       -  $      -
   U.S. Treasury securities and
    obligations of U.S. government
    corporation and agencies              1,176           -      1,176         -
   Obligation of government-
    sponsored enterprises                11,722           -     11,002       720
   Separate account assets              135,887     135,887          -         -
                                      ------------------------------------------
   Total assets                       $ 149,226  $  136,328  $  12,178  $    720
                                      ==========================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The changes for all Level 3 assets measured at fair value on a recurring basis using significant unobservable inputs for the years ended December 31, 2009 and 2008 are as follows:

                                                           2009         2008
                                                    ----------------------------
                                                      OBLIGATION OF GOVERNMENT-
                                                         SPONSORED ENTITIES
                                                    ----------------------------
                                                             (In Thousands)

   Fair value beginning balance                     $       720   $           -
     Total realized/unrealized gains and losses
      included in other comprehensive income                  -              12
     Purchases, issuances, sales, and settlements             -             708
     Transfers in (out) of Level 3                         (720)              -
                                                    ----------------------------
   Fair value ending balance                        $         -   $         720
                                                    ============================


The Company had one transfer out of Level 3 for the year ended December 31, 2009. The asset transferred out of level 3 during 2009 is one for which the Company was able to obtain pricing from a recognized third party pricing vendor.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and cash equivalents: Because of the nature of these assets, carrying amount approximates fair value. Fair value of cash equivalents is determined using public quotations, when available.

   Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

   Investment-type insurance contracts: The fair values of the Company's reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, non-performance, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed.

   Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

   Separate account assets and liabilities: The assets held in the separate account consist of actively traded mutual funds that have daily quoted net asset values and are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

                    First Security Benefit Life Insurance
                       and Annuity Company of New York
                   (An Indirect Wholly Owned Subsidiary of
                  Security Benefit Mutual Holding Company)

                  Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

FASB ASC Topic 825, Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.

FASB ASC Topic 825 excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                           DECEMBER 31, 2009         DECEMBER 31, 2008
                                     -------------------------------------------------------------
                                           CARRYING      FAIR       CARRYING       FAIR
                                           AMOUNT       VALUE        AMOUNT       VALUE
                                     -------------------------------------------------------------
                                                          (In Thousands)

   Cash and cash equivalents         $       4,246    $      4,246     $     2,944     $     2,944
   Bonds (Note 2)                           11,118          11,118          12,898          12,898
   Policy loans                                157             158             159             162
   Separate account assets                 164,151         164,151         135,887         135,887
   Individual and group
     annuities                             (11,108)         (9,291)        (10,723)        (10,535)
   Separate account liabilities           (164,151)       (164,151)       (135,887)       (135,887)

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

7. REINSURANCE

Principal reinsurance ceded transactions for the years ended December 31, 2009, 2008, and 2007 are summarized as follows, with the balances resulting from the 2004 and 1995 transfers of the Company's life insurance business to an affiliate:

                                          2009           2008           2007
                                     -----------------------------------------
   Reinsurance ceded:
    Premiums paid                    $   229,388    $   152,293    $   198,529
                                     =========================================
    Claim recoveries                 $     2,000    $    15,500    $    16,870
                                     =========================================
    Surrenders recovered             $       502    $         2    $     2,101
                                     =========================================

All of the individual life insurance as well as the living benefit riders of the Company are reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of SBMHC. In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. The Company evaluates the financial condition of its reinsurer to minimize its exposure to credit risk and losses from reinsurance insolvencies. At December 31, 2009 and 2008, the Company had established receivables totaling $1,247,000 and $1,806,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2009 and 2008 was $205,000 and $209,000, respectively.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB), the guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

   o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

   o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                      2009                          2008
                      ----------------------------------------------------------
                                           WEIGHTED-                   WEIGHTED-
                                      NET   AVERAGE              NET    AVERAGE
                       ACCOUNT      AMOUNT ATTAINED   ACCOUNT   AMOUNT  ATTAINED
                        VALUE      AT RISK    AGE      VALUE   AT RISK    AGE
                      ----------------------------------------------------------
                                       (Dollars in Thousands)
   Return of
     premium          $  94,681    $  5,127   63     $  73,206 $ 15,341     63

   Step-up               72,683       8,821   65        64,518   20,676     64
                      ---------------------          ------------------
   Total GMDB         $ 167,364    $ 13,948   64     $ 137,724 $ 36,017     63
                      =====================          ==================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The liabilities for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2009 and 2008 were $399,000 and $576,000, respectively. These liabilities are included in the policy reserves and annuity account values in the balance sheets. The GMWB and GMIB liabilities are 100% reinsured to SBL, so no net liabilities for these benefits are reflected in the general account as of December 31, 2009 and 2008.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments.

The Company will recalculate its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the income statement as benefit expense. The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2009:

   o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

   o  Mean long-term gross blended separate account growth rate of 8.5%.

   o  Long-term equity volatility of 18%.

   o  Long-term bond volatility of 5%.

   o  Mortality is 100% of Annuity 2000 table.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

   o Asset fees are equal to fund management fees and product loads (varies by product).

   o  Discount rate is equivalent to the credited rate (varies by product).

   o  Lapse rates vary by product and duration.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2009:

   o Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

   o  Mortality is 100% of Annuity 2000 table.

   o Asset fees are equal to fund management fees and product loads (varies by product).

   o Current volatility surface (3 months to 5 years) of 22% graded to 28% at year 5, graded to 21% at year 30, and graded to the long-term average of 18% at end of projection year 60.

   o Discount rate used is the levelized forward swap rate plus an option-adjusted spread from the Merill Lynch corporate insurance bond index.

   o  Policyholder lapse rates are set to 90% of the assumed base lapses.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

9. LEASE COMMITMENTS

The Company has aggregate future lease commitments at December 31, 2009 of $10,000 for non-cancelable operating leases in 2010 and $-0- for the years thereafter. Office rent expense of $29,000 in 2009, $27,000 in 2008, and $29,000 in 2007 is included in commissions and other operating expenses in the statements of income.

10. SUBSEQUENT EVENTS

On February 15, 2010, SBMHC entered into a definitive agreement with Guggenheim SBC Holdings LLC (the Purchaser) to sell all of the outstanding capital stock of Security Benefit Corporation (SBC), at which time SBMHC will demutualize and then be dissolved pursuant to a Demutualization and Dissolution Plan (the Plan). This transaction is expected to result in a significant contribution of capital to SBC. On February 25, 2010, a loan in the amount of $175 million was made to SBC and was contributed to SBL. At the closing of the transaction, it is expected that SBC will receive another approximately $175 million, which will also be contributed to SBL. In addition, the $175 million loan and any accrued interest will be converted into equity of SBC owned by the Purchaser.

The transaction will require certain regulatory approvals, approval by the members of SBMHC, and approval by the shareholders of the mutual funds and exchange-traded funds sponsored by affiliates of SBMHC. The SBMHC board approved the Plan in March 2010, and proxy voting materials were sent to SBMHC members in April 2010. The Kansas Insurance Commissioner has set dates for a public comment hearing for April 28, 2010, and an evidentiary hearing for May 5, 2010. A special meeting of the SBMHC members has been scheduled for May 26, 2010. The transaction is expected to close during 2010 and will result in a change of control of the Company.

Subsequent events have been evaluated through April 13, 2010, which is the date the financial statements were issued.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

11. COMMITMENTS AND CONTINGENCIES

New York Market Conduct Matter: The New York Insurance Department (NYID) conducted its regularly scheduled market conduct examination of the Company beginning in November 2007 for fiscal years 2004-2006. The Company received the examination report in February 2010. Seven violations or recommendations appeared in the examination report. The primary issues and findings of the examination report concerned the processing of annuity replacements (e.g., procedures taken when the Company replaces an annuity from a third-party insurer with a new annuity issued by the Company). The NYID proposed a penalty of $25,000 for the violations outlined in the examination report, which the Company accepted. At December 31, 2009, the Company had accrued for penalties arising from examination.

Other Legal and Regulatory Matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company's results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or its financial condition.

                                     PART C
                                OTHER INFORMATION


Item 24.      Financial Statements and Exhibits

              (a)   Financial Statements

                            The following financial statements are included in
                   Part B of the Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2008; and (2) the audited financial statements of Variable Annuity Account A - EliteDesigns Variable Annuity at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008.

              (b)   Exhibits

                      (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)
                      (2)   Not Applicable
                      (3)   (a)    Distribution Agreement(d)
                                   (i)  Amendment 1 to Distribution Agreement(i)
                                   (ii) Amendment 2 to Distribution Agreement(l)
                            (b) Marketing Organization Agreement(c)
                                   (i)  Amendment to Marketing Organization
                                        Agreement -Anti-Money Laundering
                                        Requirement(i)
                                   (ii) Amendment to Marketing Organization
                                        Agreement - Supervisory Fee(i)
                            (c)    Commission Schedule(i)
                            (d)    Third Party Sales Agreement(f)
                      (4)   (a)    Individual Contract (Form FSB 242 (01-07))(i)
                            (b)    Individual Contract - Unisex (Form FSB 242
                                   (01-07)U)(i)
                            (c)    Credit Enhancement Rider (Form FSB222
                                   (7-02))(d)
                            (d)    Return of Premium or Contract Value Death
                                   Benefit Rider (Form FSB244 (1-07))(i)
                            (e)    TSA Endorsement (Form FSB202  R2-97)(a)
                            (f)    IRA Endorsement (Form FSB203  R2-97)(a)
                            (g)    Roth IRA Endorsement (Form FSB206  11-97)(b)
                     (5)    (a)    Individual Application (Form FSB 243
                                   (6-07))(q)
                            (b)    Application Supplement (Form FSB 243 SUPP A
                                   (6-07)) (q)
                            (c)    Application Supplement (Form FSB 243 SUPP B
                                   (6-07)) (q)
                      (6)   (a)    Declaration and Certificate of Incorporation
                                   of First Security Benefit Life Insurance and Annuity Company of New York(e)
                            (b)    Bylaws of First Security Benefit Life
                                   Insurance and Annuity Company of New
                                   York(e)
                                   (i) Amended & Restated Article IX of First
                                       Security Benefit Life Insurance and
                                       Annuity Company of New York's Bylaws(o)

                      (7)   Not Applicable
                      (8)   (a)    Participation Agreement - AIM (f)
                                   (i)  Amendment Nos. 1 and 2(f)
                                   (ii) Amendment No. 3(i)
                            (b)    Participation Agreement - Dreyfus(g)
                                   (i)  Amendment No. 1(i)
                            (c)    Participation Agreement - Federated(f)
                                   (i)  Amendment No. 1(f)
                            (d)    Participation Agreement - Fidelity(n)
                            (e)    Participation Agreement - Neuberger Berman(f)
                                   (i)  Amendment Nos. 1 and 2(f)
                            (f)    Participation Agreement - Oppenheimer(m)
                            (g)    Participation Agreement - PIMCO(g)
                                   (i)  Amendment No. 1(g)
                                   (ii) Amendment No. 2(i)
                                   (iii)Amendment No. 3(i)
                            (h)    Participation Agreement - Potomac(i)
                                   (i)  Amendment No. 1(i) (ii) Amendment
                                        No. 2(i)
                            (i)    Participation Agreement - Rydex(r)
                            (j)    Participation Agreement - Van Kampen(h)
                                   (i)  Amendment No. 1(i)
                            (k)    Information Sharing Agreement - AIM(j)
                            (l)    Information Sharing Agreement - Dreyfus(j)
                            (m)    Information Sharing Agreement - Federated(k)
                            (n)    Information Sharing Agreement - Fidelity(k)
                            (o)    Information Sharing Agreement - Neuberger
                                   Berman(j)
                            (p)    Information Sharing Agreement -
                                   Oppenheimer(j)
                            (q)    Information Sharing Agreement - PIMCO(j)
                            (r)    Information Sharing Agreement - Potomac(k)
                            (s)    Information Sharing Agreement - Rydex(j)
                            (t)    Information Sharing Agreement - Van Kampen(j)
                            (u)    Information Sharing Agreement - Wells
                                   Fargo(k)
                            (v)    Participation Agreement - Franklin/Templeton
                                   Distributors, Inc.(p)
                            (w)    Information Sharing Agreement - Franklin/
                                   Templeton Distributors, Inc.(p)
                      (9)   Opinion of Counsel(i)
                      (10)  (a)    Consent of Independent Registered Public
                                        Accounting Firm
                      (11)  Not Applicable
                      (12)  Not Applicable
                      (13) Powers of Attorney of Wayne S. Diviney, Stephen R. Herbert, Stephen A. Crane, Katherine P.White,
                            John F. Frye, John F. Guyot, Richard M.
                            Goldman and Kalman Bakk, Jr.(p)

(a) Incorporated herein by reference to the Exhibits filed with the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed May 1, 2000).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

(j) Incorporated herein by reference to Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(k) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(l) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-142084 (filed July 26, 2007).

(m) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-118136 (filed April 28, 2008).

(n) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2008).

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).

(p) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).

(q) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2009).

(r) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).

Item 25. Directors and Officers of the Depositor

            Name and Principal Business Address            Positions and Offices with Depositor
                                                           ------------------------------------
            Howard R. Fricke*                              Chairman of the Board, CEO, President, and Director

            Peggy S. Avey                                  Assistant Vice President, Chief Administrative Officer,
            800 Westchester Ave., Suite 641 N              and Assistant Secretary
            Rye Brook, New York 10573

            Kalman Bakk, Jr.*                              Director

            Christopher L. Phalen*                         Chief Investment Officer- Fixed Income

            John F. Guyot*                                 Vice President, General Counsel, Secretary, and Director

            Richard M. Goldman                             Director
            Connecticut Business Center
            6 Landmark Square #471
            Stamford, CT 06901-2704

            John F. Frye*                                  Vice President, Chief Financial Officer, Treasurer
                                                           and Director

            Wayne S. Diviney                               Director
            9496 Bay Front Drive
            Norfolk, VA 23518

            Stephen A. Crane                               Director
            480 Park Avenue
            New York, NY 10022

            Stephen R. Herbert                             Director
            1100 Summer Street
            Stamford, CT 06905

            Katherine P. White                             Director
            1035 5th Avenue, Apt. 14D
            New York, NY 10028

            Jeanne R. Slusher*                             Assistant Vice President and Auditor

            Roger S. Offerman*                             Product Development Actuary

            Amy J. Lee*                                    Associate General Counsel



            Christopher D. Swickard*                       Assistant General Counsel

            Carmen R. Hill*                                Chief Compliance Officer

              *Located at One Security Benefit Place, Topeka, Kansas 66636.

              Persons Controlled by or Under Common Control with the Depositor
Item 26.      or Registrant

              The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Corporation, which is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2009, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

              The following chart indicates the persons controlled by or under common control with Variable Annuity Account A or First Security Benefit Life Insurance and Annuity Company of New York:


                                                                                             Percent of Voting
                                                                                             Securities Owned
                                                                     Jurisdiction of             by SBMHC
                                      Name                            Incorporation      (directly or indirectly)

               Security Benefit Mutual Holding Company (Holding
                                    Company)                              Kansas                    ---

                 Security Benefit Corporation (Holding Company)           Kansas                   100%

              Security Benefit Life Insurance Company (Stock Life
                               Insurance Company)                         Kansas                   100%

                  Security Investors, LLC (Investment Adviser)            Kansas                   100%

                  Security Distributors, Inc. (Broker/Dealer,
                     Principal Underwriter of Mutual Funds)               Kansas                   100%

                     se2, inc. (Third Party Administrator)                Kansas                   100%

                Security Benefit Academy, Inc. (Daycare Company)          Kansas                   100%

                      Security Financial Resources, Inc.
                              (Financial Services)                        Kansas                   100%


               First Security Benefit Life Insurance and Annuity

                              Company of New York
                         (Stock Life Insurance Company)                  New York                  100%

              Security Global Investors, LLC (Investment Adviser)         Kansas                   100%

                  Rydex Holdings, LLC (Kansas Holding Company)            Kansas                   100%

              Rydex Distributors, Inc. (Broker-Dealer/Underwriter)       Maryland                  100%

                   Padco Advisors, Inc. (Investment Adviser)             Maryland                  100%

                  Padco Advisor II, Inc. (Investment Adviser)            Maryland                  100%

                           Rydex Fund Services, Inc.                     Maryland                  100%

                         Advisor Research Center, Inc.                   Maryland                  100%

                          Rydex Advisory Services, LLC                   Maryland                  100%

                        Rydex Specialized Products, LLC                  Delaware                  100%


              First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account(s):
              Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.

Item 27.      Number of Contract Owners

              As of March 1, 2010, there were 477 Qualified Contracts and 343 Non-Qualified Contracts issued under Variable Annuity Account A.

Item 28.      Indemnification

              The bylaws of First Security Benefit Life Insurance and Annuity Company of New York provide that the Company shall, to the extend authorized by the laws of the State of New York, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

              Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.Item 29.

                Principal Underwriters

              (a)(1) Security Distributors, Inc. ("SDI") acts as principal underwriter of the Contracts issued under Variable Annuity Account A, which includes AdvisorDesigns Variable Annuity.

              (a)(2)    SDI also acts as principal underwriter for:

                        Variable Annuity Account B (SecureDesigns Variable
                         Annuity)
                        Variable Annuity Account B (AdvanceDesigns Variable
                         Annuity)

              (a)(3) In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

                        SBL Variable Annuity Account I
                        SBL Variable Annuity Account III
                        SBL Variable Annuity Account IV
                        Security Varilife Separate Account (Security Elite
                         Benefit)
                        Security Varilife Separate Account (Security Varilife) SBL Variable Life Insurance Account (Varilife)
                        Variable Annuity Account IX
                        Account XVI
                        Parkstone Advantage Variable Annuity
                        Variflex Separate Account (Variflex)
                        Variflex Separate Account (Variflex ES)
                        Variable Annuity Account VIII (Variflex Extra Credit) Variable Annuity Account VIII (Variflex LS)
                        Variable Annuity Account VIII (Variflex Signature) Variable Annuity Account XI (Scarborough Advantage
                         Variable Annuity)
                        SBL Variable Annuity Account XIV (AdvisorDesigns
                         Variable Annuity)
                        SBL Variable Annuity Account XIV (AEA Variable Annuity) SBL Variable Annuity Account XIV (AdvanceDesigns
                         Variable Annuity)
                        SBL Variable Annuity Account XIV (EliteDesigns Variable
                         Annuity)
                        SBL Variable Annuity Account XIV (NEA Valuebuilder)
                        SBL Variable Annuity Account XIV (NEA Valuebuilder
                         Retirement Income Director Variable Annuity)
                        SBL Variable Annuity Account XIV (SecureDesigns Variable
                         Annuity)
                        SBL Variable Annuity Account XIV (Security Benefit
                         Advisor Variable Annuity)
                        SBL Variable Annuity Account XVII (Classic Strategies
                         Variable Annuity)
                        SBL Variable Annuity Account XVII (ThirdFed Variable
                         Annuity)

              (a)(4) SDI acts as principal underwriter for the following mutual funds:


                        SBL Fund


              (a)(5) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                        Nationwide Multi-Flex Variable Account
                        Nationwide Variable Account 9

              (b)       Name and Principal            Position and Offices
                        Business Address*             with Underwriter
                        ---------------               --------------------
                        Mark J. Carr                  President and Director

                        James R. Schmank              Vice President and
                                                      Director

                        Richard Martinez              Treasurer

                        Amy J. Lee                    Secretary and Chief
                                                      Compliance Officer

                        Christopher D. Swickard       Assistant Secretary

                        Carmen R. Hill                Assistant Vice President

                        Richard Wells                 Director

                        Dale W. Martin, Jr.           Director

              *For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001


                        --------------------------------------------------------------------------------------------
              (c)                 (1)                     (2)                     (3)                  (4)
                            NAME OF NET UNDERWRITING
                               PRINCIPAL             DISCOUNTS AND            COMPENSATION          BROKERAGE
                              UNDERWRITER             COMMISSIONS            ON REDEMPTION         COMMISSIONS
                        --------------------------------------------------------------------------------------------
                        Security Distributors,       $267,614.85(1)          $145,229.44(2)             $0
                                 Inc.
                        --------------------------------------------------------------------------------------------
                         1  FSBL pays commissions to selling broker-dealers
                            through SDI. This is the amount paid to SDI in
                            connection with all Contracts sold through the
                            Separate Account. SDI passes through to the selling
                            broker-dealers all such amounts.

                         2  A contingent deferred sales charge may be assessed
                            on a full or partial withdrawal from the Contract.
                            This is the amount of contingent deferred sales
                            charge assessed in connection with all withdrawals
                            from all contracts in the Separate Account, all of
                            which is passed through to FSBL.
                        --------------------------------------------------------------------------------------------

Item 30.      Location of Accounts and Records

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office - 800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573, and at its administrative office - One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services

              All management contracts are discussed in Part A or Part B.

Item 32.      Undertakings

              (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

              (b) Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

              (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

              (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

              (e) Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH)

                    78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of April 2010.
                                           FIRST SECURITY BENEFIT LIFE INSURANCE
                                           AND ANNUITY COMPANY OF NEW YORK
                                           (THE DEPOSITOR)
                                           VARIABLE ANNUITY ACCOUNT A
                                           (THE REGISTRANT)

                                           By:   HOWARD R. FRICKE
                                                 ----------------------------
                                                 Howard R. Fricke, President
                                                 and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2010.

                              SIGNATURES AND TITLES


By:        HOWARD R. FRICKE
           ----------------------------------------------
           Howard R. Fricke, Chairman of the Board,
           Chief Executive Officer, President and
           Director

By:        JOHN F. FRYE
           ----------------------------------------------
           John F. Frye, Vice President, Chief
           Financial Officer and Director (chief
           accounting officer)

By:        JOHN F. GUYOT
           ----------------------------------------------
           John F. Guyot, Vice President, General
           Counsel, Secretary, and Director AND as
           Attorney-in-Fact for the Directors noted
           with an *

By:        *
           ----------------------------------------------
           Wayne S. Diviney, Director

By:        *
           ----------------------------------------------
           Stephen R. Herbert, Director


By:        *
           ----------------------------------------------
           Stephen A. Crane, Director

By:        *
           ----------------------------------------------
           Katherine P. White, Director

By:        *
           ----------------------------------------------
           Richard M. Goldman, Director

By:        *
           ----------------------------------------------
           Kalman Bakk, Jr., Director

                                  EXHIBIT INDEX

 (10)    (a)    Consent of Independent
         Registered Public Accounting Firm